As filed via EDGAR with the Securities and Exchange Commission on
                                 November 2, 1998



                                                               File No. 811-5151
                                                       Registration No. 33-14196
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------


                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           | |

                         Pre-Effective Amendment No.                         |_|




                       Post-Effective Amendment No. 56                       |X|




                                       and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        | |




                       Post-Effective Amendment No. 95                       |X|
                       -------------------------------
                                MUTUAL FUND GROUP
               (Exact Name of Registrant as Specified in Charter)




                            One Chase Manhattan Plaza
                            New York, New York 10081
               --------------------------------------------------
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (212) 492-1600


George Martinez, Esq.      Peter Eldridge, Esq.       Gary S. Schpero, Esq.
BISYS Fund Services, Inc.  Chase Manhattan Bank       Simpson Thacher & Bartlett
3435 Stelzer Road          270 Park Avenue            425 Lexington Avenue
Columbus, Ohio  43219      New York, New York 10017   New York, New York 10017
--------------------------------------------------------------------------------


(Name and Address of Agent for Service)


It is proposed that this filing will become effective:




     |X| immediately upon filing pursuant to    |_| on (         ) pursuant to
         paragraph (b)                              paragraph (b)
     | | 60 days after filing pursuant to       |_| on (         ) pursuant to
         paragraph (a)(1)                           paragraph (a)(1)
     | | 75 days after filing pursuant to       |_| on (         ) pursuant to
         paragraph (a)(2)                           paragraph (a)(2) rule 485.




If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               ------------------

The Registrant has registered an indefinite number or amount of its shares of common stock for each of its series under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940 on July 18, 1994 and Registrant's Rule 24f-2 Notice for the fiscal year ended October 31, 1997 was filed on January 22, 1998.

                               MUTUAL FUND GROUP
                      Registration Statement on Form N-1A

                              CROSS-REFERENCE SHEET
            Pursuant to Rule 495(a) Under the Securities Act of 1933



                            U.S. TREASURY INCOME FUND
                                  BALANCED FUND
                               EQUITY INCOME FUND
                             GROWTH AND INCOME FUND
                               CAPITAL GROWTH FUND
                              LARGE CAP EQUITY FUND
                                    BOND FUND
                              SHORT-TERM BOND FUND
                            INTERNATIONAL EQUITY FUND
                              SMALL CAP EQUITY FUND
                         U.S. GOVERNMENT SECURITIES FUND
                              SOUTHEAST ASIAN FUND
                                   JAPAN FUND
                                  EUROPEAN FUND
                          SMALL CAP OPPORTUNITIES FUND
                          SELECT GROWTH AND INCOME FUND
                           LATIN AMERICAN EQUITY FUND
                                   FOCUS FUND
                             STRATEGIC INCOME FUND



Item Number
 Form N-1A,                                                           Statement of Additional
   Part A           Prospectus Caption                                  Information Caption
-----------         ------------------                                -----------------------
                    Captions apply to all Prospectuses except where
                    indicated in parenthesis. Parenthesis indicate
                    captions for Institutional Shares Prospectuses

     1              Front Cover Page                                            *

     2(a)           Expense Summary                                             *

      (b)           Not Applicable                                              *

     3(a)           Financial Highlights                                        *

      (b)           Not Applicable                                              *

      (c)           Performance Information                                     *


     4(a)(b)        Other Information                                           *
                    Concerning the Fund;
                    Fund Objective; Investment
                    Policies

      (c)           Fund Objective; Investment                                  *
                    Policies

      (d)           Not Applicable                                              *

     5(a)           Management                                                  *

      (b)           Management                                                  *

      (c)(d)        Management; Other Information Concerning the Fund           *

Item Number
 Form N-1A,                                                           Statement of Additional
   Part A           Prospectus Caption                                  Information Caption
-----------         ------------------                                -----------------------

      (e)           Other Information Concerning                                *
                    the Fund; Back Cover Page

      (f)           Other Information Concerning                                *
                    the Fund

      (g)           Not Applicable                                              *

     5A             Not Applicable                                              *

     6(a)           Other Information Concerning                                *
                    the Fund

      (b)           Not Applicable                                              *

      (c)           Not Applicable                                              *

      (d)           Not Applicable                                              *

      (e)(f)        About Your Investment; How to Buy, Sell                     *
                    and Exchange Shares (How to Purchase, Redeem
                    and Exchange Shares); How Distributions Are
                    Made; Tax Information; Other Information
                    Concerning the Fund; Make the Most of Your
                    Vista Privileges.

      (f)           How Distributions are Made;                                 *
                    Tax Information

      (g)           How Distributions are Made;                            Tax Matters
                    Tax Information

      (h)           About Your Investment; How to Buy,                          *
                    Sell and Exchange Shares (How to
                    Purchase, Redeem and Exchange Shares);
                    Other Information Concerning the Fund

     7(a)           How to Buy, Sell and Exchange                               *
                    Shares (How to Purchase, Redeem
                    and Exchange Shares)

      (b)           How the Fund Values its Shares;                             *
                    How to Buy, Sell and Exchange
                    Shares (How to Purchase, Redeem
                    and Exchange Shares)

      (c)           Not Applicable                                              *

      (d)           How to Buy, Sell and Exchange                               *
                    Shares (How to Purchase, Redeem and
                    Exchange Shares)


Item Number
 Form N-1A,                                                           Statement of Additional
   Part A           Prospectus Caption                                  Information Caption
-----------         ------------------                                -----------------------

      (e)           Management; Other Information                               *
                    Concerning the Fund

      (f)           Other Information Concerning the                            *
                    Fund

     8(a)           How to Buy, Sell and Exchange                               *
                    Shares (How to Purchase, Redeem
                    and Exchange Shares)

      (b)           How to Buy, Sell and Exchange                               *
                    Shares (How to Purchase, Redeem
                    and Exchange Shares)

      (c)           How to Buy, Sell and Exchange                               *
                    Shares (How to Purchase, Redeem
                    and Exchange Shares)

      (d)           How to Buy, Sell and Exchange                               *
                    Shares (How to Purchase, Redeem
                    and Exchange Shares)

     9              Not Applicable                                              *

Item Number
 Form N-1A,                                                           Statement of Additional
   Part B           Prospectus Caption                                Information Caption
-----------         ------------------                                -----------------------

    10                    *                                           Front Cover Page

    11                    *                                           Front Cover Page

    12                    *                                           Not Applicable

    13(a)(b)        Fund Objective; Investment                        Investment Policies
                    Policies                                          and Restrictions

    14(c)                 *                                           Management of the Trust and
                                                                      Funds or Portfolios

      (b)                 *                                           Not Applicable

      (c)                 *                                           Management of the Trust and
                                                                      Funds or Portfolios

    15(a)                 *                                           Not Applicable

      (b)                 *                                           General Information

      (c)                 *                                           General Information

    16(a)           Management                                        Management of the Trust and
                                                                      Funds or Portfolios

      (b)           Management                                        Management of the Trust and
                                                                      Funds or Portfolios

      (c)           Other Information Concerning                      Management of the Trust and
                    the Fund                                          Funds or Portfolios

      (d)           Management                                        Management of the Trust and
                                                                      Funds or Portfolios

      (e)                 *                                           Not Applicable

                                      -iv-

Item Number
 Form N-1A,                                                           Statement of Additional
   Part B           Prospectus Caption                                Information Caption
-----------         ------------------                                -----------------------

      (f)           How to Buy, Sell and Exchange Shares              Management of the Trust and
                    (How to Purchase, Redeem and Exchange Shares);    Funds or Portfolios
                    Other Information Concerning the Fund

      (g)                 *                                           Not Applicable

      (h)                 *                                           Management of the Trust and
                                                                      Funds or Portfolios;
                                                                      Independent Accountants

      (i)                 *                                           Not Applicable

    17              Investment Policies                               Investment Policies and Restrictions

    18(a)           Other Information Concerning the Fund;            General Information
                    How to Buy, Sell and Exchange Shares
                    (How to Purchase, Redeem and Exchange
                    Shares)

      (b)                 *                                           Not Applicable

    19(a)           How to Buy, Sell and Exchange Shares              Purchases, Redemptions and Exchanges
                    (How to Purchase, Redeem and Exchange
                    Shares)


      (b)           How the Fund Values its Shares; How to            Determination of Net Asset Value
                    Buy, Sell and Exchange Shares (How to
                    Purchase, Redeem and Exchange Shares)


      (c)                 *                                           Purchases, Redemptions and Exchanges

    20              How Distributions are Made; Tax Information       Tax Matters

    21(a)                 *                                           Management of the Trust and Funds
                                                                      or Portfolios

      (b)                 *                                           Management of the Trust and Funds
                                                                      or Portfolios

      (c)                 *                                           Not Applicable

    22                    *                                           Performance Information

    23                    *                                           Not Applicable

                                EXPLANATORY NOTE

     Prospectuses for the Class A, Class B and Class C Shares of Capital Growth Fund, Equity Income Fund, Growth and Income Fund and Small Cap Opportunities Fund, Prospectuses for the Class A and Class B Shares of Balanced Fund, Bond Fund, European Fund, International Equity Fund, Japan Fund, Large Cap Equity Fund, Small Cap Equity Fund, Southeast Asian Fund, Prospectuses for the Class A Shares of Short-Term Bond Fund, U.S. Government Securities Fund and U.S. Treasury Income Fund, the Prospectus for Shares of American Value Fund and the Prospectuses for the Institutional Shares of Bond Fund, Capital Growth Fund, Growth and Income Fund, Large Cap Equity Fund, Small Cap Equity Fund, Short-Term Bond Fund and U.S. Government Securities Fund are incorporated by reference to Amendment No. 50 to the Registration Statement on Form N-1A of the Registrant filed on February 27, 1998.

     The Prospectus for Class A and Class B shares of Latin American Equity Fund is incorporated by reference to the Registrant's filing of a definitive copy under Rule 497(c) of the Securities Act of 1933, as amended, on March 13, 1998.



     The Prospectus for Class A, Class B and Class C Shares and the Prospectus for Institutional Shares of Focus Fund is incorporated by reference to Amendment No. 53 to the Registration Statement on Form N-1A of the Registrant filed on June 29, 1998.

     The Statement of Additional Information for the Class A, Class B and Class C Shares of Capital Growth Fund, Equity Income Fund, Growth and Income Fund, Small Cap Opportunities Fund and Focus Fund, the Statement of Additional Information for the Class A and Class B Shares of Balanced Fund, Bond Fund, European Fund, International Equity Fund, Japan Fund, Large Cap Equity Fund, Small Cap Equity Fund, Southeast Asian Fund, the Statement of Additional Information for the Class A Shares of Short-Term Bond Fund, U.S. Government Securities Fund and U.S. Treasury Income Fund, the Statement of Additional Information for Shares of American Value Fund and the Statement of Additional Information for the Institutional Shares of Bond Fund, Capital Growth Fund, Growth and Income Fund, Large Cap Equity Fund, Small Cap Equity Fund, Short-Term Bond Fund, U.S. Government Securities Fund and Focus Fund are incorporated by reference to Amendment No. 53 to the Registration Statement on Form N-1A of the Registrant filed on June 29, 1998.

     The Statement of Additional Information for European Fund, International Equity Fund, Japan Fund, Latin American Equity Fund and Southeast Asian Fund are incorporated by reference to Amendment No. 50 to the Registration Statement on Form N-1A of the Registrant filed on February 27, 1998.



     The Prospectus and Statement of Additional Information for Select Growth and Income Fund is incorporated by reference to Amendment No. 47 to the Registration Statement on Form N-1A of the Registrant filed on December 15, 1997.


     The Prospectus Supplement for the Class A and Class B Shares of Bond Fund and for the Institutional Shares of Bond Fund are incorporated by inference to the Registrant's filing of a definitive copy under Rule 497(e) of the Securities Act of 1933 (the "Securities Act") on May 28, 1998.

     The Prospectus Supplement for the Class A and Class B Shares of U.S. Treasury Income Fund is hereby incorporated by reference to the Registrant's filing of a definitive copy under Rule 497(e) of the Securities Act on May 28, 1998.

     The Prospectus Supplement for the Class A and Class B Shares of Balanced Fund is hereby incorporated by reference to the Registrant's filing of a definitive copy under Rule 497(e) of the Securities Act on May 28, 1998.

     The Prospectus Supplement for the Class A and Class B Shares of Large Cap Equity Fund and Institutional Shares of Large Cap Equity Fund are hereby incorporated by reference to the Registrant's filing of a definitive copy under Rule 497(e) of the Securities Act on May 28, 1998.

     The Prospectus Supplement for the Class A and Class B Shares of Latin American Equity Fund is hereby incorporated by reference to the Registrant's filing of a definitive copy under Rule 497(e) of the Securities Act on June 8, 1998.

     The Prospectus Supplement for the Class A and Class B Shares of Balanced Fund, for the Class A and Class B Shares of Bond Fund, for the Class A, Class B and Class C Shares of Capital Growth Fund, for the Class A, Class B and Class C Shares of Growth and Income Fund, for the Class A and Class B Shares of International Equity Fund, for the Class A and Class B Shares of Large Cap Equity Fund, for the Class A and Class B Shares of Small Cap Equity Fund, and for the Class A and Class B Shares of U.S. Treasury Income Fund are hereby incorporated by reference to the Registrant's filing of a definitive copy under Rule 497(e) of the Securities Act on June 12, 1998.


     The Prospectus Supplement for the Class A and Class B Shares of European Fund, Japan Fund and Southeast Asian Fund is hereby incorporated by reference to Registrant's filing of a definitive copy under rule 497(e) of the Securities Act on July 1, 1998.

     The Prospectus Supplement for the Class A and Class B Shares of Balanced Fund is hereby incorporated by reference to Registrant's filing of a definitive copy under rule 497(e) of the Securities Act on August 10, 1998.

                          [LOGO OF CHASE VISTA FUNDS]

                                  PROSPECTUS

                          SMALL CAP OPPORTUNITIES FUND

                              INSTITUTIONAL SHARES


    INVESTMENT STRATEGY: CAPITAL GROWTH


November 2, 1998

This Prospectus explains concisely what you should know before investing. Please read it carefully and keep it for future reference. You can find more detailed information about the Fund in its February 27, 1998 Statement of Additional Information, as amended periodically (the "SAI"). For a free copy of the SAI, call the Chase Vista Service Center at 1-800-622-4273. The SAI has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated into this Prospectus by reference. In addition, the Commission maintains a Web site (http://www.sec.gov) that contains the SAI, the Fund's Annual Report to Shareholders and other information regarding the Fund which has been electronically filed with the Commission.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
 Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, The Chase Manhattan Bank or any of its affiliates and are not insured by the FDIC, the Federal Reserve Board or any other government agency. Investments in mutual funds involve risk, including the possible loss of the principal amount invested.

                               TABLE OF CONTENTS



Expense Summary .......................................................   4
 The expenses you might pay on your Fund investment, including examples
Fund Objective ........................................................   5
Investment Policies ...................................................   5
Management ............................................................  10
How to Buy, Sell and Exchange Shares ..................................  10
How the Fund Values its Shares ........................................  13
How Distributions are Made; Tax Information ...........................  13
Other Information Concerning the Fund .................................  14
Performance Information ...............................................  17

                                EXPENSE SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Fund based on expenses incurred in the most recent fiscal year. The example shows the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.




ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Investment Advisory Fee (after waiver of fee)* ..............       0.60%
12b-1 Fee ...................................................        None
Shareholder Servicing Fee (after estimated waiver)* .........       0.00%
Other Expenses ..............................................       0.50%
                                                                --------
Total Fund Operating Expenses (after waiver of fee)* ........       1.10%
                                                                ========




EXAMPLE
Your investment of $1,000 would
incur the following expenses,
assuming 5% annual return:        1 Year     3 Years     5 Years     10 Years
                                  --------   ---------   ---------   ---------
Institutional Shares ..........   $11        $35         $61         $134



  * Reflects current waiver arrangement to maintain Total Fund Operating Expenses at the level indicated in the table above. Absent such waivers, the Investment Advisory Fee would be 0.65%, the Shareholder Servicing Fee would be 0.25% and Total Fund Operating Expenses would be 1.40%.



The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The example should not be considered a representation of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

FUND OBJECTIVE
Small Cap Opportunities Fund seeks long-term capital growth. The Fund is not intended to be a complete investment program, and there is no assurance it will achieve its objective.



INVESTMENT POLICIES

INVESTMENT APPROACH
Under normal market conditions, the Fund will invest at least 80% of its total assets in equity securities and at least 65% of its total assets in equity securities of small cap companies. The Fund's advisers define small cap companies as those with market capitalizations of up to $1 billion at the time of purchase by the Fund. To pursue the Fund's objective the advisers will seek to invest in companies with consistent, accelerating earnings and attractive stock valuations. The Fund's advisers intend to utilize both quantitative and fundamental research to identify those equities offering the best combination of value and growth among small cap stocks. Current income is an incidental consideration to the Fund's objective. You should be aware that an investment in small cap companies may be more volatile than investments in companies with greater capitalization, as described under "Risk Factors" below.

To retain investment flexibility, the Fund may determine to discontinue selling new shares when the Fund's net assets reach approximately $1 billion. Were the Fund to do so, existing shareholders of the Fund would be permitted to continue making additional purchases of Fund shares.

The Fund is classified as a "non-diversified" fund under federal securities law. The Fund's assets may be more concentrated in the securities of any single issuer or group of issuers than if the Fund were diversified.

The Fund may invest any portion of its assets not invested in equity securities in high quality money market instruments and repurchase agreements. In addition, at times when the Fund's advisers deem it advisable to limit the Fund's exposure to the equity markets, the Fund may invest up to 20% of its total assets in U.S. Government obligations other than money market instruments. For temporary defensive purposes, the Fund may invest without limitation in money market instruments and repurchase agreements. To the extent that the Fund departs from its investment policies during temporary defensive periods, the Fund's investment objective may not be achieved.

Instead of investing directly in underlying securities the Fund is authorized to seek to achieve its objective by investing all of its investable assets in another investment company having substantially the same investment objectives and policies.


WHO MAY WANT TO INVEST
This Fund may be most appropriate for investors who. . .

o Are seeking long-term growth of capital

o Are investing for goals several years away

o Own or plan to own other types of investments for diversification purposes

o Can assume above-average market risk

This Fund may NOT be appropriate for investors who are unable to tolerate frequent up and down price changes, are investing for short-term goals or who are in need of current income.


OTHER INVESTMENT PRACTICES
The Fund may also engage in the following investment practices, when consistent with the Fund's overall objective and policies. These practices, and certain associated risks, are more fully described in the SAI. Except as otherwise indicated below, the Fund is not subject to any percentage limits with respect to the practices described below.

FOREIGN SECURITIES. The Fund may invest up to 20% of its total assets in foreign securities, including Depositary Receipts, which are described below. Since foreign securities are normally denominated and traded in foreign currencies, the values of the Fund's foreign investments may be influenced by currency exchange rates and exchange control regulations. There may be less information publicly available about foreign issuers than U.S. issuers, and they are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Foreign securities may be less liquid and more volatile than comparable U.S. securities. Foreign settlement procedures and trade regulations may involve certain expenses and risks. One risk would be the delay in payment or delivery of securities or in the recovery of the Fund's assets held abroad. It is possible that nationalization or expropriation of assets, imposition of currency exchange controls, taxation by withholding Fund assets, political or financial instability and diplomatic developments could affect the value of the portfolio's investments in certain foreign countries. Foreign laws may restrict the ability to invest in certain countries or issuers and special tax considerations will apply to foreign securities. The risks can increase if the Fund invests in emerging market securities.

The Fund may invest its assets in securities of foreign issuers in the form of American Depositary Receipts, European Depositary Receipts or other similar securities representing securities of foreign issuers (collectively, "Depositary Receipts"). The Fund treats Depositary Receipts as interests in the underlying securities for purposes of its investment policies. Unsponsored Depositary Receipts may not carry comparable voting rights to sponsored Depositary Receipts, and a purchaser of unsponsored Depositary Receipts may not receive as much information about the issuer of the underlying securities as with a sponsored Depositary Receipt.

U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

MONEY MARKET INSTRUMENTS.
The Fund may invest in cash or high-quality, short-term money market instruments. These may include U.S. Government securities, commercial paper of domestic and foreign issuers and obligations of domestic and foreign banks. Investments in foreign money market instruments may involve certain risks associated with foreign investment.

REPURCHASE AGREEMENTS, SECURITIES LOANS AND FORWARD COMMITMENTS. The Fund may enter into agreements to purchase and resell securities at an agreed-upon price and time. The Fund also has the ability to lend portfolio securities in an amount equal to not more than 30% of its total assets to generate additional income. These transactions must be fully collateralized at all times. The Fund may purchase securities for delivery at a future date, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. The Fund may enter into put transactions, including those sometimes referred to as stand-by commitments, with respect to securities in its portfolio. In these transactions, the Fund would acquire the right to sell a security at an agreed upon price within a specified period prior to its maturity date. A put transaction will increase the cost of the underlying security and consequently reduce the available yield. Each of these transactions involves some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral or completing the transaction.

BORROWINGS AND REVERSE REPURCHASE AGREEMENTS.
The Fund may borrow money from banks for temporary or short-term purposes, but will not borrow money to buy additional securities, known as "leveraging." The Fund may also sell and simultaneously commit to repurchase a portfolio security at an agreed-upon price and time. The Fund may use this practice to generate cash for shareholder redemptions without selling securities in a down market. Whenever the Fund enters into a reverse repurchase agreement, it will establish a segregated account in which it will maintain liquid assets on a daily basis in an amount at least equal to the repurchase price (including accrued interest). The Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowing under federal securities laws.

CONVERTIBLE SECURITIES. The Fund may invest up to 20% of its net assets in convertible securities, which are securities generally offering fixed interest or dividend yields which may be converted either at a stated price or stated rate for common or preferred stock. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase, and increase as interest rates decline. Because of the conversion feature, the market value of convertible securities also tends to vary with fluctuations in the market value of the underlying common or preferred stock.

OTHER INVESTMENT COMPANIES. The Fund may invest up to 10% of its total assets in shares of other investment companies when consistent with its investment objective and policies, subject to applicable regulatory limitations. Additional fees may be charged by other investment companies.

STRIPS. The Fund may invest up to 20% of its total assets in stripped obligations (i.e., separately traded principal and interest components of securities) where the underlying obligations are backed by the full faith and credit of the U.S. Government, including instruments known as "STRIPS". The value of these instruments tends to fluctuate more in response to changes in interest rates than the value of ordinary interest-paying debt securities with similar maturities. The risk is greater when the period to maturity is longer. DERIVATIVES AND RELATED INSTRUMENTS. The Fund may invest its assets in derivative and related instruments to hedge various market risks or to increase the Fund's income or gain. Some of these instruments will be subject to asset segregation requirements to cover the Fund's obligations. The Fund may (i) purchase, write and exercise call and put options on securities and securities indexes (including using options in combination with securities, other options or derivative instruments); (ii) enter into swaps, futures contracts and options on futures contracts; (iii) employ forward currency contracts; and (iv) purchase and sell structured products, which are instruments designed to restructure or reflect the characteristics of certain other investments.

There are a number of risks associated with the use of derivatives and related instruments and no assurance can be given that any strategy will succeed. The value of certain derivatives or related instruments in which the Fund invests may be particularly sensitive to changes in prevailing economic conditions and market value. The ability of the Fund to successfully utilize these instruments may depend in part upon the ability of its advisers to forecast these factors correctly. Inaccurate forecasts could expose the Fund to a risk of loss. There can be no guarantee that there will be a correlation between price movements in a hedging instrument and in the portfolio assets being hedged. The Fund is not required to use any hedging strategies. Hedging strategies, while reducing risk of loss, can also reduce the opportunity for gain. Derivatives transactions not involving hedging may have speculative characteristics, involve leverage and result in losses that may exceed the original investment of the Fund. There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a derivatives position. Activities of large traders in the futures and securities markets involving arbitrage, "program trading," and other investment strategies may cause price distortions in derivatives markets. In certain instances, particularly those involving over-the-counter transactions or forward contracts, there is a greater potential that a counterparty or broker may default. In the event of a default, the

Fund may experience a loss. For additional information concerning derivatives, related instruments and the associated risks, see the SAI.

PORTFOLIO TURNOVER. The frequency of the Fund's buy and sell transactions will vary from year to year. The Fund's investment policies may lead to frequent changes in investments, particularly in periods of rapidly changing market conditions. High portfolio turnover rates would generally result in higher transaction costs, including brokerage commissions or dealer mark-ups, and would make it more difficult for the Fund to qualify as a registered investment company under federal tax law. See "How Distributions are Made; Tax Information."


LIMITING INVESTMENT RISKS
Specific investment restrictions help the Fund limit investment risks for the Fund's shareholders. These restrictions prohibit the Fund from: (a) investing more than 15% of its net assets in illiquid securities (which include securities restricted as to resale unless they are determined to be readily marketable in accordance with procedures established by the Board of Trustees of the Fund); or (b) investing more than 25% of its total assets in any one industry. A complete description of these and other investment policies is included in the SAI. Except for restriction (b) above and investment policies designated as fundamental in the SAI, the investment policies of the Fund (including the investment objective) are not fundamental. Shareholder approval is not required to change any non-fundamental policy. However, in the event of a change in the Fund's investment objective, shareholders will be given at least 30 days' prior written notice.


RISK FACTORS
The net asset value of the Fund's shares will fluctuate based on the value of the securities held by the Fund's portfolio. The Fund is aggresively managed and, therefore, the value of the shares of the Fund is subject to greater fluctuation and an investment in the Fund's shares involves a higher degree of risk than an investment in a conservative equity fund or a growth fund investing entirely in proven growth equities. An investment in the Fund should not be considered a complete investment program and may not be appropriate for all investors.

The securities of small cap companies often trade less frequently and in more limited volume, and may be subject to more abrupt or erratic price movements, than securities of larger, more established companies. Such companies may have limited product lines, markets or financial resources, or may depend on a limited management group.

Because the Fund is "non-diversified," the value of the Fund's shares is more susceptible to developments affecting issuers in which the Fund invests.

To the extent the Fund invests in longer-term U.S. Government obligations, the performance of the Fund may also be affected by interest rate changes. As interest rates increase, the value of any fixed income securities held by the Fund will tend to decrease.

For a discussion of certain other risks associated with the Fund'sadditional investment activities, see "Other Investment Practices" above.



MANAGEMENT

THE FUND'S ADVISERS
The Chase Manhattan Bank ("Chase")is the Fund's investment adviser under an Investment Advisory Agreement and has overall responsibility for investment decisions of the Fund, subject to the oversight of the Board of Trustees. Chase is a wholly-owned subsidiary of The Chase Manhattan Corporation, a bank holding company. Chase and its predecessors have over 100 years of money management experience.

For its investment advisory services to the Fund, Chase is entitled to receive an annual fee computed daily and paid monthly based at an annual rate equal to 0.65% of the Fund's average daily net assets. Chase is located at 270 Park Avenue, New York, New York 10017.

Chase Asset Management, Inc. ("CAM"), a registered investment adviser, is the Fund's sub-investment adviser under a Sub-Investment Advisory Agreement between CAM and Chase. CAM is a wholly-owned operating subsidiary of Chase. CAM makes investment decisions for the Fund on a day-to-day basis. For these services, CAM is entitled to receive a fee, payable by Chase from its advisory fee, at an annual rate equal to 0.30% of the Fund's average daily net assets. CAM provides discretionary investment advisory services to institutional clients. The same individuals who serve as portfolio managers for Chase also serve as portfolio managers for CAM. CAM is located at 1211 Avenue of the Americas, New York, New York 10036.

PORTFOLIO MANAGERS. Jill Greenwald and Ronald Zibelli, Vice Presidents and Senior Portfolio Managers at Chase, are responsible for the management of the Fund. Ms. Greenwald joined Chase in 1993, specializing in small cap issues. Prior to joining Chase, Ms. Greenwald was a Director for Prudential Equity Investors and a Senior Analyst for Fred Alger Management, Inc.

Mr. Zibelli joined Chase in June 1996. Most recently, he held a similar position at The Portfolio Group, Inc. for one year. Prior to that, he was Director of Equity Research and Portfolio Manager at Princeton Bank & Trust Company for seven years, and began his career at J.P. Morgan Investment Management.



HOW TO PURCHASE, REDEEM
AND EXCHANGE SHARES

HOW TO PURCHASE SHARES
Institutional Shares may be purchased through selected financial service firms, such as broker-dealer firms and banks ("Dealers") who have entered into a selected dealer agreement with the Fund's distributor on each business day during which the New York Stock Exchange is open for trading ("Fund Business Day"). Qualified investors are defined as institutions, trusts, partnerships, corporations, qualified and other retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which exercises investment authority over such accounts. The Fund reserves the right to reject any purchase order or cease offering shares for purchase at any time.

Institutional Shares are purchased at their public offering price, which is their next determined net asset value. Orders received by Dealers in proper form prior to the New York Stock Exchange closing time are confirmed at that day's net asset value, provided the order is received by the Chase Vista Service Center prior to its close of business. Dealers are responsible for forwarding orders for the purchase of shares on a timely basis. Institutional Shares will be maintained in book entry form and share certificates will not be issued. Management reserves the right to refuse to sell shares of the Fund to any institution.


Purchases of Institutional Shares of the Fund may also be made through an investment adviser or financial planner that charges a fee for its services.

In addition, purchases of Institutional Shares of the Fund Class may be made
(i) by an investment adviser, broker or financial planner, provided arrangements are preapproved and purchases are placed through an omnibus account with the Fund or (ii) by clients of such investment adviser or financial planner who place trades for their own accounts, if such accounts are linked to a master account of such investment adviser or financial planner on the books and records of the broker or agent. Such purchases may also be made for retirement and deferred compensation plans and trusts used to fund those plans.

Investors may incur a fee if they effect transactions through a broker or agent.


Federal regulations require that each investor provide a certified Taxpayer Identification Number upon opening an account.


MINIMUM INVESTMENTS
The Fund has established a minimum initial investment amount of $1,000,000 for the purchase of Institutional Shares. There is no minimum for subsequent investments. Purchases of Institutional Shares offered by other non-money market Chase Vista funds may be aggregated with purchases of Institutional Shares of the Fund to meet the $1,000,000 minimum initial investment amount requirement.

HOW TO REDEEM SHARES
You may redeem all or any portion of the shares in your account at any time at the net asset value next determined after a redemption request in proper form is furnished by you to your Dealer and transmitted to and received by the Chase Vista Service Center. A wire redemption may be requested by telephone to the Chase Vista Service Center. For telephone redemptions, call the Chase Vista Service Center at 1-800-622-4273.

In making redemption requests, the names of the registered shareholders on your account and your account number must be supplied, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after the Fund receives your request in proper form. In order to receive that day's net asset value, the Chase Vista Service Center must receive your request before the close of regular trading on the New York Stock Exchange.

DELIVERY OF PROCEEDS. The Fund generally sends you payment for your shares by wire in federal funds on the business day after your request is received in proper form. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

TELEPHONE REDEMPTIONS.
You may use Vista's Telephone Redemption Privilege to redeem shares from your account unless you have notified the Chase Vista Service Center of an address change within the preceding 30 days. Telephone redemption requests in excess of $25,000 will only be made by wire to a bank account on record with the Fund. There is a $10.00 charge for each wire transaction. Unless an investor indicates otherwise on the account application, the Fund will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Fund with his or her account registration and address as it appears on the Fund's records.

The Chase Vista Service Center will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, the Fund may be liable for any losses due to unauthorized or fraudulent instructions. An investor agrees, however, that to the extent permitted by applicable law, neither the Fund nor its agents will be liable for any loss, liability, cost or expense arising out of any redemption request, including any fraudulent or unauthorized request. For information, consult the Chase Vista Service Center.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting the Chase Vista Service Center by telephone. In this event, you may wish to submit a written redemption request or contact your Dealer. The Telephone Redemption Privilege may be modified or terminated without notice.

SELLING SHARES THROUGH YOUR DEALER. Your Dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your Dealer will be responsible for furnishing all necessary documentation to the Chase Vista Service Center, and may charge you for its services.

INVOLUNTARY REDEMPTION OF ACCOUNTS. The Fund may involuntarily redeem your shares if at such time the aggregate net asset value of the shares in your account is less than $1,000,000. In the event of any such redemption, you will receive at least 60 days notice prior to the redemption.


HOW TO EXCHANGE YOUR SHARES
You can exchange your shares for Institutional Shares of certain other Chase Vista funds at net asset value beginning 15 days after purchase. Not all Chase Vista funds offer Institutional Shares. The prospectus of the other Chase Vista fund into which shares are being exchanged should be read carefully prior to any exchange and retained for future reference.

For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss.

EXCHANGING BY PHONE. A Telephone Exchange Privilege is currently available. Call the Chase Vista Service Center for procedures for telephone transactions. Ask your investment representative or the Chase Vista Service Center for prospectuses of other Chase Vista funds. Shares of certain Chase Vista funds are not available to residents of all states.

EXCHANGE PARAMETERS. The exchange privilege is not intended as a vehicle for short-term trading.

Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Vista management or the Trustees believe doing so would be in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. In addition, any shareholder who makes more than ten exchanges of shares involving the Fund in a year or three in a calendar quarter will be charged a $5.00 administration fee for each such exchange. Shareholders would be notified of any such action to the extent required by law. Consult the Chase Vista Service Center before requesting an exchange. The exchange privilege is subject to change or termination. See the SAI to find out more about the exchange privilege.



HOW THE FUND VALUES ITS SHARES

The net asset value of each class of the Fund's shares is determined once daily based upon prices determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time, however, options are priced at 4:15 p.m., Eastern time), on each business day of the Fund, by dividing the net assets of the Fund attributable to that class by the total number of outstanding shares of that class. Values of assets held by the Fund are determined on the basis of their market or other fair value, as described in the SAI.

HOW DISTRIBUTIONS ARE MADE; TAX INFORMATION

The Fund distributes any net investment income at least semi-annually and any net capital gain at least annually. Capital gains are distributed after deducting any available capital loss carryovers.

DISTRIBUTION PAYMENT OPTION. You can choose from three distribution options:
(1) reinvest all distributions in additional Fund shares without a sales charge; (2) receive distributions from net investment income in cash or by ACH to a pre-established bank account while reinvesting capital gains distributions in additional shares without a sales charge; or (3) receive all distributions in cash or by ACH. You can change your distribution option by notifying the Chase Vista Service Center in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash or by ACH will be reinvested in shares of the same share class. You will receive a statement confirming reinvestment of distributions in additional Fund shares promptly following the quarter in which the reinvestment occurs.

If a check representing a Fund distribution is not cashed within a specified period, the Chase Vista Service Center will notify you that you have the option of requesting another check or reinvesting the distribution in the Fund or in another Chase Vista fund without a sales charge. If the Chase Vista Service Center does not receive your election, the distribution will be reinvested in the Fund. Similarly, if the Fund or the Chase Vista Service Center sends you correspondence returned as "undeliverable," distributions will automatically be reinvested in the Fund.

The Fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund intends to distribute substantially all of its ordinary income and capital gain net income on a current basis. If the Fund does not qualify as a regulated investment company for any taxable year or does not make such distributions, the Fund will be subject to tax on all of its income and gains.

TAXATION OF DISTRIBUTIONS. All Fund distributions of net investment income (which term includes net short-term capital gain) will be taxable as ordinary income. Any distributions of net capital gain which are designated as "capital gain dividends" will be taxable as long-term capital gain, at the currently applicable 28% or 20% rate, regardless of how long you have held the shares. The taxation of your distribution is the same whether received in cash or in shares through the reinvestment of distributions.
You should carefully consider the tax implications of purchasing shares just prior to a distribution. This is because you will be taxed on the entire amount of the distribution received, even though the net asset value per share will be higher on the date of such purchase as it will include the distribution amount.


Early in each calendar year the Fund will notify you of the amount and tax status of distributions paid to you by the Fund for the preceding year.

The above is only a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).



OTHER INFORMATION
CONCERNING THE FUND

SHAREHOLDER SERVICING AGENTS
The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own Institutional shares of the Fund. These services include one or more of the following: assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of Institutional shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for the provision of shareholder support services.

Shareholder servicing agents may offer additional services to their customers, such as pre-authorized or systematic purchase and redemption plans. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Trust to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees or the fees for their services as shareholder servicing agents.

Chase and/or VFD may from time to time, at their own expense out of compensation retained by them from the Fund or other sources available to them, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to an additional 0.10% annually of the average net assets of the Fund attributable to shares of the Fund held by customers of such shareholder servicing agents. Such compensation does not represent an additional expense to the Fund or its shareholders, since it will be paid by Chase and/or VFD.

Chase and its affiliates and the Chase Vista Funds, affiliates, agents, and subagents may exchange among themselves and others certain information about shareholders and their accounts, including information used to offer investment products and insurance products to them, unless otherwise contractually prohibited.


ADMINISTRATOR AND SUB-ADMINISTRATOR
Chase acts as the administrator of the Fund and is entitled to receive a fee computed daily and paid monthly at an annual rate equal to 0.10% of their average daily net assets.

VFD provides certain sub-administrative services to the Fund pursuant to a distribution and sub-administration agreement and is entitled to receive a fee for these services from the Fund at an annual rate equal to 0.05% of the Fund's average daily net assets. VFD has agreed to use a portion of this fee to pay for certain expenses incurred in connection with organizing new series of the Trust and certain other ongoing expenses of the Trust. VFD is located at One Chase Manhattan Plaza, 3rd Floor, New York, New York 10081.


CUSTODIAN
Chase acts as the Fund's custodian and fund accountant and receives compensation under an agreement with the Trust. Fund securities and cash may be held by sub-custodian banks if such arrangements are reviewed and approved by the Trustees.


EXPENSES
The Fund pays the expenses incurred in its operations, including its pro rata share of expenses of the Trust. These expenses include investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of any transfer agent, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. Shareholder servicing and distribution fees are allocated to specific classes of the Fund. In addition, the Fund may allocate transfer agency and certain other expenses by class. Service providers to the Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.


ORGANIZATION AND DESCRIPTION OF SHARES
The Fund is a portfolio of Mutual Fund Group, an open-end management investment company organized as a Massachusetts business trust in 1987 (the "Trust"). The Trust has reserved the right to create and issue additional series and classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Shares have no preemptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shareholders are entitled to one vote for each whole share held, and each fractional share shall be entitled to a proportionate fractional vote, except that Trust shares held in the treasury of the Trust shall not be voted. Shares of each class of the Fund generally vote together except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Fund issues multiple classes of shares. This Prospectus relates only to Institutional Shares of the Fund, one class of shares offered by the Fund. Institutional Shares may be purchased only by qualified investors that make an initial investment of $1,000,000 or more. "Qualified investors" are defined as institutions, trusts, partnerships, corporations, qualified and other retirement plans and fiduciary accounts opened by a bank, trust company or thrift institution which exercises investment authority over such accounts. The Fund offers other classes of shares in addition to these classes and may determine not to offer certain classes of shares. The categories of investors that are eligible to purchase shares may differ for each class of Fund shares. In addition, other classes of Fund shares may be subject to differences in sales charge arrangements, ongoing distribution and service fee levels, and levels of certain other expenses, which will affect the relative performance of the different classes. Investors may call 1-800-622-4273 to obtain additional information about other classes of shares of the Fund that are offered. Any person entitled to receive compensation for selling or servicing shares of the Fund may receive different levels of compensation with respect to one class of shares over another.

The business and affairs of the Trust are managed under the general direction and supervision of its Board of Trustees. The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of all series or classes when in the judgment of the Trustees it is necessary or desirable to submit matters for a shareholder vote. The Trustees will promptly call a meeting of shareholders to remove a trustee(s) when requested to do so in writing by record holders of not less than 10% of all outstanding shares of the Trust.

Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

PERFORMANCE INFORMATION

The Fund's investment performance may from time to time be included in advertisements about the Fund. Performance is calculated separately for each class of shares, in the manner described in the SAI. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of such class on the last day of that period.

"Total return" for the one-, five- and ten-year periods (or since inception, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price (in the case of Class A shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of Class B and Class C shares). Total return may also be presented for other periods or without reflecting sales charges. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if such sales charges were used.

All performance data is based on the Fund's past investment results and does not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, the Fund's operating expenses and which class of shares you purchase. Investment performance also often reflects the risks associated with the

Fund's investment objectives and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. Quotation of investment performance for any period when a fee waiver or expense limitation was in effect will be greater than if the waiver or limitation had not been in effect. The Fund's performance may be compared to other mutual funds, relevant indices and rankings prepared by independent services. See the SAI.

Chase Vista Mutual Funds & Retirement Products

CHASE VISTA INTERNATIONAL EQUITY FUNDS
Latin American Equity Fund
Southeast Asian Fund
Japan Fund
European Fund
International Equity Fund

CHASE VISTA U.S. EQUITY FUNDS
Small Cap Opportunities Fund
Small Cap Equity Fund (closed to new investors)
The Growth Fund of Washington
Capital Growth Fund
Growth and Income Fund
Large Cap Equity Fund
Balanced Fund
Equity Income Fund

CHASE VISTA FIXED INCOME FUNDS
Bond Fund
U.S. Government Securities Fund
U.S. Treasury Income Fund
Short-Term Bond Fund

CHASE VISTA TAX-FREE FUNDS1
New York Tax Free Income Fund
California Intermediate Tax Free Income Fund
Tax Free Income Fund

CHASE VISTA TAX-FREE MONEY MARKET FUNDS1,2
New York Tax Free Money Market Fund
Connecticut Daily Tax Free Income Fund Select Shares3
New Jersey Daily Municipal Income Fund Select Shares3
Tax Free Money Market Fund
California Tax Free Money Market Fund

CHASE VISTA TAXABLE MONEY MARKET FUNDS2
Cash Management Fund
Federal Money Market Fund
100% U.S. Treasury Securities Money Market Fund
U.S. Government Money Market Fund
Treasury Plus Money Market Fund

CHASE VISTA RETIREMENT PRODUCTS
Vista Capital Advantage Variable Annuity4
Vista 401(k) Advantage


For complete information on the Chase Vista Mutual Funds or Retirement Products, including information about fees and expenses, call your investment professional or 1-800-34-VISTA for a prospectus. Please read it carefully before you invest or send money.

/1/Some income may be subject to certain state and local taxes. A portion of the income may be subject to the federal alternative minimum tax for some investors.
/2/An investment in a Money Market Fund is neither insured nor guaranteed by the U.S. Government. Yields will fluctuate, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. /3/Vista Select Shares of these funds are not a part of, or affiliated with, the Chase Vista Mutual Funds. Reich & Tang Distributors L.P. and New England Investment Companies L.P., which are unaffiliated with Chase, are the funds' distributor and investment adviser, respectively.
/4/The variable annuity contract is issued by First SunAmerica Life Insurance Company in New York; in other states, but not necessarily all states, it is issued by Anchor National Life Insurance Company.

CHASE VISTA SERVICE CENTER
P.O. Box 419392
Kansas City, MO 64141-6392


TRANSFER AGENT AND DIVIDEND PAYING AGENT
DST Systems, Inc.
210 West 10th Street
Kansas City, MO 64105


LEGAL COUNSEL
Simpson Thacher & Bartlett
425 Lexington Avenue
New York, NY 10017


INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, NY 10036

[LOGO OF CHASE VISTA FUNDS]
P.O. Box 419392
Kansas City, MO 64141-6392
                                                                    VSCO-1-1198X

                                  [VISTA LOGO]

                           CHASE VISTA BALANCED FUND

                        AMENDMENT DATED NOVEMBER 2, 1998
                   TO THE PROSPECTUS FOR CLASS A AND B SHARES
                             DATED FEBRUARY 27, 1998

By this amendment, the accompanying Prospectus is redated November 2, 1998.

The purpose of this Amendment is to reflect that the Fund now offers Class C shares, in addition to Class A and B shares through the Prospectus. In that connection, the changes identified below are made to the accompanying Prospectus.

In the section of the Prospectus entitled "Expense Summary," the following tables are inserted in lieu of the existing tables:

                                EXPENSE SUMMARY
                                ---------------

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Fund based on expenses incurred in the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.



                                                              Class A    Class B      Class C
                                                              Shares     Shares       Shares
                                                              ------     ------       ------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price) ......................   5.75%       None        None
Maximum Deferred Sales Charge
  (as a percentage of the lower of original purchase
  price or redemption proceeds)* ...........................   None        5.00%       1.00%
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Investment Advisory Fee (after estimated waiver)** .........   0.50%       0.50%       0.50%
12b-1 Fee*** ...............................................   0.25%       0.75%       0.75%#
Shareholder Servicing Fee
  (after estimated waiver, where indicated) ................   0.05%**     0.25%       0.25%#
Other Expenses .............................................   0.45%       0.45%       0.45%
                                                               ----        ----        ----
Total Fund Operating Expenses (after waivers of fees)** ....   1.25%       1.95%       1.95%
                                                               ====        ====        ====

EXAMPLES

Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                      1 Year      3 Years    5 Years    10 Years
                                      ------      -------    -------    --------
Class A Shares+ .....................    $70       $ 95        $122        $200
Class B Shares:
 Assuming complete redemption at the
   end of the period++, +++ .........    $71       $ 94        $128        $209
 Assuming no redemptions+++ .........    $20       $ 61        $105        $209
Class C Shares:
 Assuming complete redemption at the
   end of the period++ ..............    $30       $ 61        $105        $227
 Assuming no redemptions ............    $20       $ 61        $105        $227

* The maximum deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter (except in the fourth year), reaching zero after six years. The maximum deferred sales charge on Class C shares applies to redemptions during the first year after purchase; the charge is 1% during the first year and zero thereafter. See "How to Buy, Sell and Exchange Shares."
** Reflects current waiver arrangements to maintain Total Fund Operating Expenses at the levels indicated in the table above. Absent such waivers, the Shareholder Servicing Fee would be 0.25% for Class A shares, and Total Fund Operating Expenses would be 1.45% for Class A shares.
*** Long-term shareholders in mutual funds with 12b-1 fees, such as Class A, Class B and Class C shareholders of the Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.
# Beginning with the 13th month following the purchase of Class C shares by their customers, broker-dealers receive payments at an annual rate of 1.00% of the average daily net asset value of the Class C shares invested in the Fund by their customers, consisting of a 12b-1 distribution fee at an annual rate of 0.75% of such assets and a service fee at an annual rate of 0.25% of such assets.
+     Assumes deduction at the time of purchase of the maximum sales charge.
++ Assumes deduction at the time of redemption of the maximum applicable deferred sales charge.
+++ Ten-year figures assume conversion of Class B shares to Class A shares at the beginning of the ninth year after purchase. See "How to Buy, Sell and Exchange Shares."

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

In the section of the Prospectus entitled "Financial Highlights," the following text and table is inserted in lieu of the existing text and table:

                             FINANCIAL HIGHLIGHTS
                             --------------------

The table set forth below provides financial highlights for both Class A and Class B shares outstanding for each period shown. This information is supplemented by and should be read in conjunction with financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 1997, which is incorporated by reference into the SAI. Shareholders can obtain a copy of this Annual Report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below for periods prior to November 1, 1997, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is also included in the Annual Report to Shareholders.



                                 BALANCED FUND

                                                                                       Class A
                                                   ---------------------------------------------------------------------------
                                                   11/01/97           Year Ended                                      11/4/92*
                                                    through      ---------------------                                through
                                                   04/30/98      10/31/97     10/31/96     10/31/95      10/31/94     10/31/93
                                                   --------      --------     --------     --------      --------     --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning
 of Period .....................................    $ 15.41       $ 13.83     $ 12.45       $ 11.09       $ 11.38     $ 10.00
                                                    -------       -------     -------       -------       -------     -------
 Income from Investment Operations:
  Net Investment Income ........................      0.196         0.392       0.353
  Net Gains or (Losses) in
   Securities (both realized                                                                  0.382         0.356       0.410
   and unrealized) .............................      1.468         2.393       1.692         1.517        (0.187)      1.344
                                                    -------       -------     -------       -------       -------     -------
 Total from Investment Operations ..............      1.664         2.785       2.045         1.899         0.169       1.754
                                                    -------       -------     -------       -------       -------     -------
 Less Distributions: ...........................
  Dividends from Net Investment Income .........      0.204         0.395       0.345         0.408         0.359       0.375
  Distributions from Capital Gains .............      0.980         0.810       0.320         0.131         0.100          --
                                                    -------       -------     -------       -------       -------     -------
  Total Distributions ..........................      1.184         1.205       0.665         0.539         0.459       0.375
                                                    -------       -------     -------       -------       -------     -------

Net Asset Value, End of Period .................    $ 15.89       $ 15.41     $ 13.83       $ 12.45       $ 11.09     $ 11.38
                                                    =======       =======     =======       =======       =======     =======
Total Return(1) ................................      11.45%        21.48%      16.89%        17.70%         1.56%      17.74%
Ratios/Supplemental Data:
 Net Assets, End of Period
  (000 omitted) ................................    $92,732       $92,941     $55,233       $33,733       $21,705     $13,920
 Ratio of Expenses to Average
  Net Assets# ..................................       1.25%         1.25%       1.25%         1.06%         0.58%         --
 Ratio of Net Investment Income to
  Average Net Assets# ..........................       2.59%         2.91%       2.97%         3.48%         3.21%       3.87%
 Ratio of Expenses without waivers
  and assumption of expenses to
  Average Net Assets# ..........................       1.45%         1.52%       1.78%         2.20%         2.20%       3.07%
 Ratio of Net Investment Income
  without waivers and assumption of
  expenses to Average Net Assets# ..............       2.39%         2.64%       2.44%         2.34%         1.59%       0.80%
Portfolio Turnover Rate ........................         33%          136%        149%           68%           77%         65%
Average Commission Rate Paid
 per share .....................................    $0.0591       $0.0551     $0.0598            --            --          --



                                                                                      Class B
                                                       -------------------------------------------------------------------------
                                                       11/01/97                        Year Ended                      11/4/93**
                                                       Through        -------------------------------------------      through
                                                       04/30/98       10/31/97          10/31/96         10/31/95      10/31/94
                                                       --------       --------          --------         --------      ---------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ................  $ 15.21         $ 13.70           $ 12.36          $ 11.03       $ 11.22
                                                       -------         -------           -------          -------       -------
 Income from Investment Operations:
  Net Investment Income .............................    0.138           0.319             0.283            0.309         0.345
  Net Gains or (Losses) in Securities                    1.443
   (both realized and unrealized) ...................  -------           2.326             1.656            1.502        (0.117)
                                                         1.581         -------           -------          -------       -------
 Total from Investment Operations ...................  -------           2.645             1.939            1.811         0.228
                                                                       -------           -------          -------       -------
 Less Distributions:                                     0.171
  Dividends from Net Investment Income ..............    0.980           0.325             0.279            0.131         0.318
  Distributions from Capital Gains ..................  -------           0.810             0.320            0.350         0.100
                                                         1.151         -------           -------          -------       -------
  Total Distributions ...............................  -------           1.135             0.599            0.481         0.418
                                                                       -------           -------          -------       -------
Net Asset Value, End of Period ......................  $ 15.64         $ 15.21           $ 13.70          $ 12.36       $ 11.03
                                                       =======         =======           =======          =======       =======
Total Return(1) .....................................    11.03%          20.55%            16.10%           16.93%         2.17%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ............  $21,137         $15,471           $ 9,737          $ 6,336       $ 3,543
 Ratio of Expenses to Average Net Assets# ...........     1.94%           2.04%             2.00%            1.82%         1.50%
 Ratio of Net Investment Income to
  Average Net Assets# ...............................     1.87%           2.26%             2.21%            2.68%         2.46%
 Ratio of Expenses without waivers and
  assumption of expenses to Average
  Net Assets# .......................................     1.94%           2.06%             2.29%            2.72%         2.69%
 Ratio of Net Investment Income without
  waivers and assumption of expenses to
  Average Net Assets# ...............................     1.87%           2.24%             1.92%            1.78%         1.24%
Portfolio Turnover Rate .............................       33%            136%              149%              68%           77%
Average Commission Rate Paid per share ..............  $0.0591         $0.0551           $0.0598               --            --

  *  Commencement of operations.
 **  Commencement of offering of class of shares.
(1) Total return figures do not take into account the effect of any sales load.
  #  Short periods have been annualized.


                                      4 & 5

In the section of the Prospectus entitled "About Your Investment--
Choosing a Share Class," the following paragraph is added following the last paragraph:

      CLASS C SHARES. Class C shares are sold without an initial sales charge, which provides the investor the benefit of putting all of the investor's dollars to work from the time the investment is made. If redeemed within one year after purchase, Class C shares are subject to a CDSC equal to 1% of the lesser of their original cost or the net asset value at the time of the redemption. If you hold your shares for one year or more, you will receive the entire net asset value of your shares upon redemption at the then-current share price. Class C shares, like Class B shares, have higher combined 12b-1 and service fees than Class A shares and, as a consequence, pay correspondingly lower dividends and may have a lower net asset value than Class A shares. Unlike Class B shares, Class C shares do not convert into any other class of shares of the Fund. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Fund."

In the section of the Prospectus entitled "About Your Investment--
Which Arrangement is Best for You?," the following sentence is added following the third sentence in the first paragraph:

      If you prefer not to pay an initial sales charge and you are uncertain as to the intended length of your investment, you might consider Class C Shares.

In the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares--Buying Shares Through Systematic Investing," the following sentence is inserted in lieu of the third sentence in the third paragraph:

      To eliminate the need for safekeeping, the Fund will not issue certificates for your Class A or Class C shares unless you request them.

In the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares," the following paragraph is added following the paragraph entitled "Class B Shares":

                                CLASS C SHARES
                                --------------

      Class C shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within one year after purchase. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described below. For other shares, the amount of the charge is determined as a percentage of the lesser of the current market value or the purchase price of shares being redeemed.


      In determining whether a CDSC is payable on any redemption, the Fund will first redeem shares not subject to any charge, and then shares held longest during the CDSC period. When a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. For information on how sales charges are calculated if you exchange your shares, see "How to Exchange Your Shares." The Fund's distributor pays broker-dealers a commission of 1.00% of the offering price on sales of Class C shares, and the distributor receives the entire amount of any CDSC you pay.

In the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares--General," the following paragraph supersedes the fifth complete paragraph on page 20:

      The Fund may sell Class A shares at net asset value without an initial sales charge in connection with the acquisition by the Fund of assets of an investment company or personal holding company. The CDSC will be waived on redemption of Class B or Class C shares arising out of death or disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of Class B or Class C shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC, provided that the Class B or Class C account had a minimum balance of $20,000 at the time the systematic withdrawal plan was established. The SAI contains additional information about purchasing the Fund's shares at reduced sales charges.

In the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares--Systematic Withdrawal," the following sentence is inserted in lieu of the first sentence:

      You can make regular withdrawals of $50 or more ($100 or more for Class B and Class C accounts) monthly, quarterly or semiannually.

In the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares--Involuntary Redemption of Accounts," the following sentence is inserted in lieu of the last sentence:

      In the event the Fund redeems Class B or Class C shares pursuant to this provision, no CDSC will be imposed.

In the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares--Exchanging to Money Market Funds," the following paragraph is inserted in lieu of the first paragraph:

      An exchange of Class B or Class C shares into any of the Chase Vista money market funds (other than Chase Vista Prime Money Market Fund's Class B and Class C shares, respectively) will be treated as a redemption--and therefore subject to the conditions of the CDSC--and a subsequent purchase. Class B or Class C shares of any Chase Vista non-money market fund may be exchanged into the Class B or Class C shares of the Chase Vista Prime Money Market Fund, respectively, in order to continue the aging of the initial purchase of such shares.

In the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares--Reinstatement Privilege," the following sentence is inserted in lieu of the last sentence:

      Class B and Class C shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B or Class C shares.

In the section of the Prospectus entitled "Other Information concerning the Fund--Distribution Plans," the following paragraph is inserted in lieu of the first paragraph:

      The Fund's distributor is Vista Fund Distributors, Inc. ("VFD"). VFD is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. The Trust has adopted Rule 12b-1 distribution plans for Class A, Class B and Class C shares, which provide for the payment of distribution fees at annual rates of up to 0.25%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund, respectively. Payments under the distribution plans shall be used to compensate or reimburse the Fund's distributor and broker-dealers for services provided and expenses incurred in connection with the sale of Class A, Class B and Class C shares, and are not tied to the amount of actual expenses incurred. Payments may be used to compensate broker-dealers with trail or maintenance commissions at an annual rate of up to 0.25% of the average daily net asset value of Class A shares or Class B shares, or up to 0.75% of the average daily net asset value of the Class C shares invested in the Fund by customers of these broker-dealers. Trail or maintenance commissions are paid to broker-dealers beginning the 13th month following the purchase of shares by their customers. Promotional activities for the sale of Class A, Class B and Class C shares will be conducted generally by the Chase Vista Funds, and activities intended to promote the Fund's Class A, Class B or Class C shares may also benefit the Fund's other shares and other Chase Vista funds.

In the section of the Prospectus entitled "Other Information Concerning the Fund--Shareholder Servicing Agents," the following three sentences are inserted in lieu of the first three sentences of the first paragraph:

      The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own Class A, Class B or Class C shares of the Fund. These services include one or more of the following: assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of Class A, Class B and Class C shares of the Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship.

In the section of the Prospectus entitled "Other Information Concerning the Fund--Organization and Description of Shares," the following sentence is inserted in lieu of the second sentence of the second paragraph:

      This Prospectus relates only to Class A, Class B and Class C shares of the Fund.

In the section of the Prospectus entitled "Performance Information," the following sentence is inserted in lieu of the first sentence of the second paragraph:

      "Total return" for the one-, five- and ten-year periods (or since inception, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in the Fund invested at the maximum public offering price (in the case of Class A shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of Class B and Class C shares).

In the section of the Prospectus entitled "Make the Most of Your Chase Vista Privileges," the following sentence is inserted in lieu of the first sentence in the second bulleted paragraph:

      Make regular withdrawals of $50 or more ($100 or more for Class B and Class C accounts) monthly, quarterly or semiannually.

and the following paragraph inserted in lieu of in the penultimate paragraph:

      Class B and Class C shareholders who have redeemed their shares and paid a CDSC with such redemptions may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B or Class C shares.

                                  [VISTA LOGO]

                        CHASE VISTA LARGE CAP EQUITY FUND

                       AMENDMENT DATED NOVEMBER 2, 1998
                   TO THE PROSPECTUS FOR CLASS A AND B SHARES
                            DATED FEBRUARY 27, 1998

By this amendment, the accompanying Prospectus is redated November 2, 1998.

The purpose of this Amendment is to reflect that the Fund now offers Class C shares, in addition to Class A and B shares through the Prospectus. In that connection, the changes identified below are made to the accompanying Prospectus.

In the section of the Prospectus entitled "Expense Summary," the following tables are inserted in lieu of the existing tables:

                                EXPENSE SUMMARY
                                ---------------

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in the Fund based on expenses incurred in the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

                                                              Class A    Class B      Class C
                                                              Shares     Shares       Shares
                                                              ------     ------       ------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price) ......................   5.75%       None        None
Maximum Deferred Sales Charge
  (as a percentage of the lower of original purchase
  price or redemption proceeds)* ...........................   None        5.00%       1.00%
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Investment Advisory Fee (after estimated waiver)** .........   0.00%       0.00%       0.00%
12b-1 Fee*** ...............................................   0.25%       0.75%       0.75%#
Shareholder Servicing Fee
  (after estimated waiver, where indicated) ................   0.25%       0.25%       0.25%#
Other Expenses .............................................   0.40%       0.40%       0.40%
                                                               ----        ----        ----
Total Fund Operating Expenses (after waivers of fees)** ....   0.90%       1.40%       1.40%
                                                               ====        ====        ====

EXAMPLES

Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                      1 Year      3 Years    5 Years    10 Years
                                      ------      -------    -------    --------
Class A Shares+ .....................    $66       $ 85        $104        $162
Class B Shares:
 Assuming complete redemption at the
   end of the period++, +++ .........    $66       $ 78        $100        $154
 Assuming no redemptions+++ .........    $14       $ 44        $ 77        $154
Class C Shares:
 Assuming complete redemption at the
   end of the period++ ..............    $25       $ 44        $ 77        $168
 Assuming no redemptions ............    $14       $ 44        $ 77        $168

* The maximum deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter (except in the fourth year), reaching zero after six years. The maximum deferred sales charge on Class C shares applies to redemptions during the first year after purchase; the charge is 1% during the first year and zero thereafter. See "How to Buy, Sell and Exchange Shares."
** Reflects current waiver arrangements to maintain Total Fund Operating Expenses at the levels indicated in the table above. Absent such waivers, the Investment Advisory Fee and Other Expenses would be 0.40% and 0.50%, respectively, and Total Fund Operating Expenses would be 1.40%, 1.90% and 1.90% for Class A, Class B and Class C shares, respectively.
*** Long-term shareholders in mutual funds with 12b-1 fees, such as Class A, Class B and Class C shareholders of the Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.
# Beginning with the 13th month following the purchase of Class C shares by their customers, broker-dealers receive payments at an annual rate of 1.00% of the average daily net asset value of the Class C shares invested in the Fund by their customers, consisting of a 12b-1 distribution fee at an annual rate of 0.75% of such assets and a service fee at an annual rate of 0.25% of such assets.
+     Assumes deduction at the time of purchase of the maximum sales charge.
++ Assumes deduction at the time of redemption of the maximum applicable deferred sales charge.
+++ Ten-year figures assume conversion of Class B shares to Class A shares at the beginning of the ninth year after purchase. See "How to Buy, Sell and Exchange Shares."

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

In the section of the Prospectus entitled "Financial Highlights," the following text and table is inserted in lieu of the existing text and table:

                             FINANCIAL HIGHLIGHTS

The table set forth below provides financial highlights for both Class A and Class B Shares outstanding throughout the period shown. This information is supplemented by financial statements and accompanying notes appearing in the Fund's Annual Report to Shareholders for the fiscal year ended October 31, 1997, which is incorporated by reference into the SAI. Shareholders may obtain a copy of this annual report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below for periods prior to November 1, 1997, has been audited by Price Waterhouse LLP, independent accountants, whose report thereon is also included in the Annual Report to Shareholders.


                             LARGE CAP EQUITY FUND

                                                                 Class A                                 Class B
                                                      --------------------------------      -----------------------------------
                                                       11/1/97     Year       5/8/96*       11/1/97        Year        5/7/96*
                                                      through     Ended       through       through       Ended        through
                                                       4/30/98   10/31/97     10/31/96      4/30/98      10/31/97      10/31/96
                                                      --------   -------      --------      -------       -------     ---------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ...............  $14.83     $ 13.25      $ 12.06       $  14.85      $ 13.22     $ 12.06
                                                      ------     -------      -------       --------      -------     -------
 Income from Investment Operations
   Net Investment Income ...........................   0.054       0.108        0.050          0.084        0.067       0.050
   Net Gains or (Losses) in Securities (both
    realized and unrealized) .......................   2.429       3.456        1.209          2.458        3.423       1.187
                                                      ------     -------      -------       --------      -------     -------
   Total from Investment Operations ................   2.483       3.564        1.259          2.542        3.490       1.237
                                                      ------     -------      -------       --------      -------     -------
Less Distributions:
 Dividends from Net Investment Income ..............   0.055       0.094        0.069          0.084        0.061       0.077
 Distributions from Capital Gains ..................   1.658       1.890           --          1.658        1.890          --
                                                      ------     -------      -------       --------      -------     -------
 Total Distributions ...............................   1.713       1.984        0.069          1.742        1.951       0.077
                                                      ------     -------      -------       --------      -------     -------
Net Asset Value, End of Period .....................  $15.60     $ 14.83      $ 13.25       $  15.65      $ 14.76     $ 13.22
                                                      ======     =======      =======       ========      =======     =======
Total Return(1) ....................................   18.54%      30.69%       10.84%         18.93%       30.15%       6.66%
Ratios/Supplemental Data
 Net Assets, End of Perod (000 omitted) ............ $51,896     $43,491      $ 8,349       $121,681      $ 5,334     $   305
 Ratio of Expenses to Average Net Assets # .........    0.90%       1.13%        1.38%          0.49%        1.59%       1.88%
 Ratio of Net Investment Income to Average
   Net Assets # ....................................    0.75%       0.61%        0.84%          1.17%        0.15%       0.14%
 Ratio of Expenses without waivers and
   assumption of expenses to Average Net
   Assets # ........................................    1.40%       1.63%        1.87%          1.00%        2.09%       2.38%
 Ratio of Net Investment Income without
   waivers and assumption of expenses to
   Average Net Assets # ............................    0.25%       0.11%        0.35%          0.66%       (0.35%)     (0.36%)
Portfolio Turnover Rate ............................      37%         72%          89%            37%          72%         89%
Average Commission Rate Paid per share ............. $0.0597     $0.0599      $0.0598       $ 0.0597      $0.0599     $0.0598


  *    Commencement of offering class of shares.
 (1)   Total return figures do not take into account effect of any sales charge.
  #    Short periods have been annualized.


                                      4 & 5

In the section of the Prospectus entitled "About Your Investment--
Choosing a Share Class," the following paragraph is added following the last paragraph:

      CLASS C SHARES. Class C shares are sold without an initial sales charge, which provides the investor the benefit of putting all of the investor's dollars to work from the time the investment is made. If redeemed within one year after purchase, Class C shares are subject to a CDSC equal to 1% of the lesser of their original cost or the net asset value at the time of the redemption. If you hold your shares for one year or more, you will receive the entire net asset value of your shares upon redemption at the then-current share price. Class C shares, like Class B shares, have higher combined 12b-1 and service fees than Class A shares and, as a consequence, pay correspondingly lower dividends and may have a lower net asset value than Class A shares. Unlike Class B shares, Class C shares do not convert into any other class of shares of the Fund. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Fund."

In the section of the Prospectus entitled "About Your Investment--Which Arrangement is Best for You?," the following sentence is added following the third sentence in the first paragraph:

      If you prefer not to pay an initial sales charge and you are uncertain as to the intended length of your investment, you might consider Class C Shares.

In the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares--Buying Shares Through Systematic Investing," the following sentence is inserted in lieu of the third sentence in the third paragraph:

      To eliminate the need for safekeeping, the Fund will not issue certificates for your Class A or Class C shares unless you request them.

In the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares," the following paragraph is added following the paragraph entitled "Class B Shares":

                                CLASS C SHARES
                                --------------

      Class C shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within one year after purchase. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described below. For other shares, the amount of the charge is determined as a percentage of the lesser of the current market value or the purchase price of shares being redeemed.

      In determining whether a CDSC is payable on any redemption, the Fund will first redeem shares not subject to any charge, and then shares held longest during the CDSC period. When a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. For information on how sales charges are calculated if you exchange your shares, see "How to Exchange Your Shares." The Fund's distributor pays broker-dealers a commission of 1.00% of the offering price on sales of Class C shares, and the distributor receives the entire amount of any CDSC you pay.

In the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares--General," the following paragraph supersedes the last paragraph starting on page 16:

      The Fund may sell Class A shares at net asset value without an initial sales charge in connection with the acquisition by the Fund of assets of an investment company or personal holding company. The CDSC will be waived on redemption of Class B or Class C shares arising out of death or disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of Class B or Class C shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC, provided that the Class B or Class C account had a minimum balance of $20,000 at the time the systematic withdrawal plan was established. The SAI contains additional information about purchasing the Fund's shares at reduced sales charges.

In the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares--Systematic Withdrawal," the following sentence is inserted in lieu of the first sentence:

      You can make regular withdrawals of $50 or more ($100 or more for Class B and Class C accounts) monthly, quarterly or semiannually.

In the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares--Involuntary Redemption of Accounts," the following sentence is inserted in lieu of the last sentence:

      In the event the Fund redeems Class B or Class C shares pursuant to this provision, no CDSC will be imposed.

In the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares--Exchanging to Money Market Funds," the following paragraph is inserted in lieu of the first paragraph:

      An exchange of Class B or Class C shares into any of the Chase Vista money market funds (other than Chase Vista Prime Money Market Fund's Class B and Class C shares, respectively) will be treated as a redemption--and therefore subject to the conditions of the CDSC--and a subsequent purchase. Class B or Class C shares of any Chase Vista non-money market fund may be exchanged into the Class B or Class C shares of the Chase Vista Prime Money Market Fund, respectively, in order to continue the aging of the initial purchase of such shares.

In the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares--Reinstatement Privilege," the following sentence is inserted in lieu of the last sentence:

      Class B and Class C shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B or Class C shares.

In the section of the Prospectus entitled "Other Information concerning the Fund--Distribution Plans," the following paragraph is inserted in lieu of the first paragraph:

      The Fund's distributor is Vista Fund Distributors, Inc. ("VFD"). VFD is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. The Trust has adopted Rule 12b-1 distribution plans for Class A, Class B and Class C shares, which provide for the payment of distribution fees at annual rates of up to 0.25%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class B and Class C shares of each Fund, respectively. Payments under the distribution plans shall be used to compensate or reimburse the Fund's distributor and broker-dealers for services provided and expenses incurred in connection with the sale of Class A, Class B and Class C shares, and are not tied to the amount of actual expenses incurred. Payments may be used to compensate broker-dealers with trail or maintenance commissions at an annual rate of up to 0.25% of the average daily net asset value of Class A shares or Class B shares, or up to 0.75% of the average daily net asset value of the Class C shares invested in a Fund by customers of these broker-dealers. Trail or maintenance commissions are paid to broker-dealers beginning the 13th month following the purchase of shares by their customers. Promotional activities for the sale of Class A, Class B and Class C shares will be conducted generally by the Chase Vista Funds, and activities intended to promote a Fund's Class A, Class B or Class C shares may also benefit the Fund's other shares and other Chase Vista funds.

In the section of the Prospectus entitled "Other Information Concerning the Fund--Shareholder Servicing Agents," the following three sentences are inserted in lieu of the first three sentences of the first paragraph:

      The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own Class A, Class B or Class C shares of the Funds. These services include one or more of the following: assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of Class A, Class B and Class C shares of each Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship.

In the section of the Prospectus entitled "Other Information Concerning the Fund--Organization and Description of Shares," the following sentence is inserted in lieu of the second sentence of the second paragraph:

      This Prospectus relates only to Class A, Class B and Class C shares of the Fund.

In the section of the Prospectus entitled "Performance Information," the following sentence is inserted in lieu of the first sentence of the second paragraph:

      "Total return" for the one-, five- and ten-year periods (or since inception, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in a Fund invested at the maximum public offering price (in the case of Class A shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of Class B and Class C shares).

In the section of the Prospectus entitled "Make the Most of Your Chase Vista Privileges," the following sentence is inserted in lieu of the first sentence in the second bulleted paragraph:

      Make regular withdrawals of $50 or more ($100 or more for Class B and Class C accounts) monthly, quarterly or semiannually.

and the following paragraph inserted in lieu of in the penultimate paragraph:

      Class B and Class C shareholders who have redeemed their shares and paid a CDSC with such redemptions may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B or Class C shares.

                                  [VISTA LOGO]

                              SOUTHEAST ASIAN FUND
                                   JAPAN FUND
                                 EUROPEAN FUND

                       AMENDMENT DATED NOVEMBER 2, 1998
                   TO THE PROSPECTUS FOR CLASS A AND B SHARES
                             DATED FEBRUARY 27, 1998

By this amendment, the accompanying Prospectus is redated November 2, 1998.

The purpose of this Amendment is to reflect that the European Fund now offers Class C shares, in addition to Class A and B shares through the Prospectus. Class C shares are not available for the Southeast Asian Fund or the Japan Fund. In that connection, the changes identified below are made to the accompanying Prospectus.

In the section of the Prospectus entitled "Expense Summary," the following tables are inserted in lieu of the existing tables:

                                EXPENSE SUMMARY
                                ---------------

Expenses are one of several factors to consider when investing. The following table summarizes your costs from investing in each of the Funds based on expenses incurred in the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.


                                                              Class A    Class B      Class C
                                                              Shares     Shares       Shares
                                                              ------     ------       ------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases
  (as a percentage of offering price) ......................   5.75%       None        None
Maximum Deferred Sales Charge
  (as a percentage of the lower of original purchase
  price or redemption proceeds)* ...........................   None        5.00%       1.00%
ANNUAL FUND OPERATING EXPENSES
  (as a percentage of average net assets)
Investment Advisory Fee (after estimated waiver)** .........   0.00%       0.00%       0.00%
12b-1 Fee*** ...............................................   0.25%       0.75%       0.75%#
Shareholder Servicing Fee
  (after estimated waiver, where indicated) ................   None        0.25%       0.25%#
Other Expenses .............................................   1.50%       1.50%       1.50%
                                                               ----        ----        ----
Total Fund Operating Expenses (after waivers of fees)** ....   1.75%       2.50%       2.50%
                                                               ====        ====        ====

EXAMPLES

Your investment of $1,000 would incur the following expenses, assuming 5% annual return:

                                      1 Year      3 Years    5 Years    10 Years
                                      ------      -------    -------    --------
Class A Shares+ .....................    $74       $109        $147        $252
Class B Shares:
 Assuming complete redemption at the
   end of the period++, +++ .........    $77       $110        $156        $265
 Assuming no redemptions+++ .........    $25       $ 78        $133        $265
Class C Shares:
 Assuming complete redemption at the
   end of the period++ ..............    $36       $ 78        $133        $284
 Assuming no redemptions ............    $25       $ 78        $133        $284

* The maximum deferred sales charge on Class B shares applies to redemptions during the first year after purchase; the charge generally declines by 1% annually thereafter (except in the fourth year), reaching zero after six years. The maximum deferred sales charge on Class C shares applies to redemptions during the first year after purchase; the charge is 1% during the first year and zero thereafter. See "How to Buy, Sell and Exchange Shares."
** Reflects current waiver arrangements to maintain Total Fund Operating Expenses at the levels indicated in the table above. Absent such waivers, the Investment Advisory Fee and Other Expenses would be 1.00% and 1.65%, respectively, and Total Fund Operating Expenses would be 2.90%, 3.65% and 3.65% for Class A, Class B and Class C shares, respectively.
*** Long-term shareholders in mutual funds with 12b-1 fees, such as Class A, Class B and Class C shareholders of the Fund, may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.
# Beginning with the 13th month following the purchase of Class C shares by their customers, broker-dealers receive payments at an annual rate of 1.00% of the average daily net asset value of the Class C shares invested in the European Fund by their customers, consisting of a 12b-1 distribution fee at an annual rate of 0.75% of such assets and a service fee at an annual rate of 0.25% of such assets.
+     Assumes deduction at the time of purchase of the maximum sales charge.
++ Assumes deduction at the time of redemption of the maximum applicable deferred sales charge.
+++ Ten-year figures assume conversion of Class B shares to Class A shares at the beginning of the ninth year after purchase. See "How to Buy, Sell and Exchange Shares."

The table is provided to help you understand the expenses of investing in the Fund and your share of the operating expenses that the Fund incurs. The examples should not be considered representations of past or future expenses or returns; actual expenses and returns may be greater or less than shown.

Charges or credits, not reflected in the expense table above, may be incurred directly by customers of financial institutions in connection with an investment in the Fund. The Fund understands that Shareholder Servicing Agents may credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees received by the Shareholder Servicing Agent from the Fund with respect to those accounts. See "Other Information Concerning the Fund."

In the section of the Prospectus entitled "Financial Highlights," the following text and table is inserted in lieu of the existing text and table:

                              FINANCIAL HIGHLIGHTS

The table set forth below provides financial highlights for both Class A and Class B shares outstanding for the Fund throughout the periods shown. This information is supplemented by financial statements and accompanying notes appearing in the Funds' Annual Report to Shareholders for the fiscal year ended October 31, 1997, which is incorporated by reference into the SAI. Shareholders may receive a copy of this Annual Report by contacting the Fund or their Shareholder Servicing Agent. The financial statements and notes, as well as the financial information set forth in the table below for periods prior to November 1, 1997, have been audited by Price Waterhouse LLP, independent accountants, whose report thereon is also included in the Annual Report to Shareholders.

                                 EUROPEAN FUND
--------------------------------------------------------------------------------

                                                                 Class A                                    Class B
                                                   --------------------------------------      ------------------------------------
                                                   11/01/97        Year         11/02/95*      11/01/97       Year       11/03/95**
                                                    through       Ended         through         through       Ended       through
                                                   04/30/98      10/31/97       10/31/96       04/30/98     10/31/97      10/31/96
                                                   --------      --------       --------       --------     --------      --------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ........      $ 14.10        $ 11.99        $ 10.00        $ 13.93      $ 11.93       $  9.97
                                                   -------        -------        -------        -------      -------       -------
 Income From Investment Operations:
  Net Investment Income .....................        0.053          0.048          0.146          0.079        0.047         0.066
  Net Gains or (Losses) in Securities
    (both realized and unrealized) ..........        3.773          3.014          1.929          3.645        2.888         1.961
                                                   -------        -------        -------        -------      -------       -------
  Total from Investment Operations ..........        3.826          3.062          2.075          3.724        2.935         2.027
                                                   -------        -------        -------        -------      -------       -------
 Less Distributions:
  Dividends from Net Investment Income ......        0.188          0.102          0.085          0.146        0.084         0.067
                                                   -------        -------        -------        -------      -------       -------
  Distributions from Capital Gains ..........        1.718          0.850             --          1.718        0.850            --
                                                   -------        -------        -------        -------      -------       -------
  Tax return of Capital .....................           --             --             --             --           --            --
                                                   -------        -------        -------        -------      -------       -------
  Total Distributions .......................        1.906          0.952          0.085          1.864        0.934         0.067
                                                   -------        -------        -------        -------      -------       -------
Net Asset Value, End of Period ..............      $ 16.02        $ 14.10        $ 11.99        $ 15.79      $ 13.93       $ 11.93
                                                   =======        =======        =======        =======      =======       =======
Total Return (1) ............................        31.18%         28.19%         20.78%         30.70%       27.25%        20.35%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) ....      $20,729        $12,965        $ 6,358        $ 6,278      $ 2,218       $   190
 Ratios to Average Net Assets:#
  Ratio of Expenses to Average Net Assets# ..         1.76%          1.75%          1.75%          2.52%        2.51%         2.47%
  Ratio of Net Investment Income
    to Average Net Assets# ..................        (0.10%)         0.32%          1.44%         (0.79%)      (0.30%)        0.80%
  Ratio of Expenses without waivers
    and assumption of expenses
    to Average Net Assets# ..................         2.83%          2.84%          3.49%          3.56%        3.58%         3.83%
  Ratio of Net Investment Income without
    waivers and assumptions of expenses
    to Average Net Assets# ..................        (1.18%)        (0.77%)        (0.30%)        (1.82%)      (1.37%)       (0.56%)
 Portfolio Turnover Rate ....................           84%           170%           186%            84%         170%          186%
 Average Commission Rate Paid per share .....      $0.0433        $0.0364        $0.0242        $0.0433      $0.0364       $0.0242

                                      4 & 5

                             SOUTHEAST ASIAN FUND
--------------------------------------------------------------------------------


                                                                                Southeast Asian Fund
                                                  ---------------------------------------------------------------------------------
                                                                  Class A                                   Class B
                                                  ----------------------------------------  ---------------------------------------
                                                    11/01/97        Year       11/02/95*      11/01/97        Year      11/03/95**
                                                     Through       Ended        through        Through       Ended        through
                                                    04/30/98      10/31/97      10/31/96      04/30/98      10/31/97     10/31/96
                                                  ------------ ------------- -------------  ------------ ------------- ------------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ...........    $   8.07      $  11.97      $ 10.00      $   7.95      $ 11.89      $ 10.01
                                                    --------      --------      -------      --------      -------      -------
 Income From Investment Operations:
  Net Investment Income ........................       0.069         0.066       (0.013)         --          0.025       (0.055)
  Net Gains or (Losses) in Securities
   (both realized and unrealized) ..............      (0.903)       (3.305)       1.983        (0.850)      (3.315)       1.935
                                                    --------      --------      -------      --------      -------      -------
  Total from Investment Operations .............      (0.834)       (3.239)       1.970        (0.850)      (3.290)       1.880
                                                    --------      --------      -------      --------      -------      -------
 Less Distributions:
  Dividends from Net Investment Income .........       0.006          --           --            --           --           --
  Distributions from Capital Gains .............        --           0.640         --            --          0.640         --
                                                    --------      --------      -------      --------      -------      -------
  Tax return of Capital ........................        --           0.021         --            --          0.010         --
                                                    --------      --------      -------      --------      -------      -------
  Total Distributions ..........................       0.006         0.661         --            --          0.650         --
                                                    --------      --------      -------      --------      -------      -------
Net Asset Value, End of Period .................    $   7.23      $   8.07      $ 11.97      $   7.10      $  7.95      $ 11.89
                                                    ========      ========      =======      ========      =======      =======
Total Return (1) ...............................      (10.34%)      (28.86%)      19.70%       (10.69%)     (29.48)       18.78%
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) .......    $  4,320      $  6,566      $ 8,451      $  1,018      $ 1,051      $ 1,222
 Ratios to Average Net Assets:#
  Ratio of Expenses to Average Net Assets# .....        1.75%         1.75%        1.74%         2.53%        2.50%        2.52%
  Ratio of Net Investment Income to Average
   Net Assets# .................................        1.10%         0.42%       (0.12%)       (0.42%)      (0.23%)      (0.90%)
  Ratio of Expenses without waivers and
   assumption of expenses to Average Net Assets#        3.60%         2.84%        3.26%         4.38%        3.60%        3.70%
  Ratio of Net Investment Income without waivers
   and assumptions of expenses to Average Net
   Assets# .....................................       (0.75%)       (0.67%)      (1.64%)       (2.26%)      (1.33%)      (2.08%)
 Portfolio Turnover Rate .......................         166%          234%         149%          166%         234%         149%
 Average Commission Rate Paid per share ........    $ 0.0083      $ 0.0100     $ 0.0129      $ 0.0083      $0.0100     $ 0.0129


                                      6 & 7


                                                                                      Japan Fund
                                                    --------------------------------------------------------------------------------
                                                                    Class A                                  Class B
                                                   -----------------------------------------  --------------------------------------
                                                      11/01/97       Year        11/02/95*      11/01/97       Year       11/03/95**
                                                      Through        Ended        through       Through        Ended       through
                                                      04/30/98     10/31/97       10/31/96      04/30/98     10/31/97      10/31/96
                                                   ------------- ------------  ------------- ------------- ------------ ------------
PER SHARE OPERATING PERFORMANCE
Net Asset Value, Beginning of Period ...........      $  9.52        $  9.42     $ 10.00        $  9.42      $  9.35      $  10.00
                                                      -------        -------     -------        -------      -------      --------
 Income From Investment Operations:
  Net Investment Income ........................        0.486@         0.078      (0.083)         0.311@     (0.048)       (0.022)
  Net Gains or (Losses) in Securities
   (both realized and unrealized) ..............       (1.585)         0.242      (0.497)        (1.432)       0.298        (0.628)
                                                      -------        -------     -------        -------      -------      --------
  Total from Investment Operations .............       (1.099)         0.320      (0.580)        (1.121)       0.250        (0.650)
                                                      -------        -------     -------        -------      -------      --------
 Less Distributions:
  Dividends from Net Investment Income .........        0.471          0.220        --            0.429        0.180          --
  Distributions from Capital Gains .............         --             --          --             --           --            --
                                                      -------        -------     -------        -------      -------      --------
  Tax return of Capital ........................         --             --          --             --           --            --
                                                      -------        -------     -------        -------      -------      --------
  Total Distributions ..........................        0.471          0.220        --            0.429        0.180          --
                                                      -------        -------     -------        -------      -------      --------
Net Asset Value, End of Period .................      $  7.95        $  9.52     $  9.42        $  7.87      $  9.42      $   9.35
                                                      =======        =======     =======        =======      =======      ========
Total Return (1) ...............................       (11.91%)         3.49%      (5.80%)       (12.25%)       2.72%        (6.50%)
Ratios/Supplemental Data:
 Net Assets, End of Period (000 omitted) .......      $ 3,412        $ 5,008     $ 4,781        $   628      $ 1,893      $    162
 Ratios to Average Net Assets:#
  Ratio of Expenses to Average Net Assets# .....         1.76%          1.75%       1.75%          2.50%        2.51%         2.52%
  Ratio of Net Investment Income to Average
   Net Assets# .................................        (0.98%)        (0.30%)     (0.91%)         2.03%       (5.73%)       (0.40%)
  Ratio of Expenses without waivers and
   assumption of expenses to Average Net Assets#         3.57%          2.89%       3.60%          4.30%        3.66%         4.00%
  Ratio of Net Investment Income without waivers
   and assumptions of expenses to Average Net
   Assets# .....................................        (2.79%)        (1.44%)     (2.76%)         0.23%       (6.88%)       (1.88%)
 Portfolio Turnover Rate .......................          102%           217%        121%           102%         217%          121%
 Average Commission Rate Paid per share ........      $0.0248        $0.0582     $0.0499        $0.0248      $0.0582       $0.0499

*   Commencement of operations.
**  Commencement of offering of class of shares.
(1) Total return figures do not include the effect of any sales load.
#   Short periods have been annualized.
@   Calculated using average shares outstanding.


                                      8 & 9

In the section of the Prospectus entitled "About Your Investment--
Choosing a Share Class," the following paragraph is added following the last paragraph:

      CLASS C SHARES. Class C shares are available only for the European Fund. Class C shares are sold without an initial sales charge, which provides the investor the benefit of putting all of the investor's dollars to work from the time the investment is made. If redeemed within one year after purchase, Class C shares are subject to a CDSC equal to 1% of the lesser of their original cost or the net asset value at the time of the redemption. If you hold your shares for one year or more, you will receive the entire net asset value of your shares upon redemption at the then-current share price. Class C shares, like Class B shares, have higher combined 12b-1 and service fees than Class A shares and, as a consequence, pay correspondingly lower dividends and may have a lower net asset value than Class A shares. Unlike Class B shares, Class C shares do not convert into any other class of shares of the Fund. See "How to Buy, Sell and Exchange Shares" and "Other Information Concerning the Fund."

In the section of the Prospectus entitled "About Your Investment--
Which Arrangement is Best for You?," the following sentence is added following the third sentence in the first paragraph:

      If you prefer not to pay an initial sales charge and you are uncertain as to the intended length of your investment, you might consider Class C Shares.

In the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares--Buying Shares Through Systematic Investing," the following sentence is inserted in lieu of the third sentence in the third paragraph:


      To eliminate the need for safekeeping, a Fund will not issue certificates for your Class A or Class C shares unless you request them.


In the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares," the following paragraph is added following the paragraph entitled "Class B Shares":

                                CLASS C SHARES
                                --------------

      Class C shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within one year after purchase. The following types of shares may be redeemed without charge at any time: (i) shares acquired by reinvestment of distributions and (ii) shares otherwise exempt from the CDSC, as described below. For other shares, the amount of the charge is determined as a percentage of the lesser of the current market value or the purchase price of shares being redeemed.


      In determining whether a CDSC is payable on any redemption, the European Fund will first redeem shares not subject to any charge, and then shares held longest during the CDSC period. When a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. For information on how sales charges are calculated if you exchange your shares, see "How to Exchange Your Shares." The Fund's distributor pays broker-dealers a commission of 1.00% of the offering price on sales of Class C shares, and the distributor receives the entire amount of any CDSC you pay.


In the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares--General," the following paragraph supersedes the sixth paragraph on page 23:


      The Funds may sell Class A shares at net asset value without an initial sales charge in connection with the acquisition by the Funds of assets of an investment company or personal holding company. The CDSC will be waived on redemption of Class B or Class C shares arising out of death or disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of Class B or Class C shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC, provided that the Class B or Class C account had a minimum balance of $20,000 at the time the systematic withdrawal plan was established. The SAI contains additional information about purchasing the Funds' shares at reduced sales charges.


In the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares--Systematic Withdrawal," the following sentence is inserted in lieu of the first sentence:

      You can make regular withdrawals of $50 or more ($100 or more for Class B and Class C accounts) monthly, quarterly or semiannually.

In the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares--Involuntary Redemption of Accounts," the following sentence is inserted in lieu of the last sentence:


      In the event a Fund redeems Class B or Class C shares pursuant to this provision, no CDSC will be imposed.


In the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares--Exchanging to Money Market Funds," the following paragraph is inserted in lieu of the first paragraph:

      An exchange of Class B or Class C shares into any of the Chase Vista money market funds (other than Chase Vista Prime Money Market Fund's Class B and Class C shares, respectively) will be treated as a redemption--and therefore subject to the conditions of the CDSC--and a subsequent purchase. Class B or Class C shares of any Chase Vista non-money market fund may be exchanged into the Class B or Class C shares of the Chase Vista Prime Money Market Fund, respectively, in order to continue the aging of the initial purchase of such shares.

In the section of the Prospectus entitled "How to Buy, Sell and Exchange Shares--Reinstatement Privilege," the following sentence is inserted in lieu of the last sentence:

      Class B and Class C shareholders who have redeemed their shares and paid a CDSC with such redemption may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B or Class C shares.


In the section of the Prospectus entitled "Other Information concerning the Funds--Distribution Plans," the following paragraph is inserted in lieu of the first paragraph:

      The Funds' distributor is Vista Fund Distributors, Inc. ("VFD"). VFD is a subsidiary of The BISYS Group, Inc. and is unaffiliated with Chase. The Trust has adopted Rule 12b-1 distribution plans for Class A, Class B and Class C shares, which provide for the payment of distribution fees at annual rates of up to 0.25%, 0.75% and 0.75% of the average daily net assets attributable to Class A, Class B and Class C shares of each Fund, respectively. Payments under the distribution plans shall be used to compensate or reimburse the Funds' distributor and broker-dealers for services provided and expenses incurred in connection with the sale of Class A, Class B and Class C shares, and are not tied to the amount of actual expenses incurred. Payments may be used to compensate broker-dealers with trail or maintenance commissions at an annual rate of up to 0.25% of the average daily net asset value of Class A shares or Class B shares, or up to 0.75% of the average daily net asset value of the Class C shares invested in a Fund by customers of these broker-dealers. Trail or maintenance commissions are paid to broker-dealers beginning the 13th month following the purchase of shares by their customers. Promotional activities for the sale of Class A, Class B and Class C shares will be conducted generally by the Chase Vista Funds, and activities intended to promote a Fund's Class A, Class B or Class C shares may also benefit the Fund's other shares and other Chase Vista funds.

In the section of the Prospectus entitled "Other Information Concerning the Funds--Shareholder Servicing Agents," the following three sentences are inserted in lieu of the first three sentences of the first paragraph:


      The Trust has entered into shareholder servicing agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own Class A, Class B or Class C shares of the Funds. These services include one or more of the following: assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives an annual fee of up to 0.25% of the average daily net assets of Class A, Class B and Class C shares of each Fund held by investors for whom the shareholder servicing agent maintains a servicing relationship.


In the section of the Prospectus entitled "Other Information Concerning the Funds--Organization and Description of Shares," the following sentence is inserted in lieu of the second sentence of the second paragraph:

      This Prospectus relates only to Class A, Class B and Class C shares of the Funds.


In the section of the Prospectus entitled "Performance Information," the following sentence is inserted in lieu of the first sentence of the second paragraph:

      "Total return" for the one-, five- and ten-year periods (or since inception, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in a Fund invested at the maximum public offering price (in the case of Class A shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of Class B and Class C shares).

In the section of the Prospectus entitled "Make the Most of Your Chase Vista Privileges," the following sentence is inserted in lieu of the first sentence in the second bulleted paragraph:

      Make regular withdrawals of $50 or more ($100 or more for Class B and Class C accounts) monthly, quarterly or semiannually.

and the following paragraph inserted in lieu of in the penultimate paragraph:

      Class B and Class C shareholders who have redeemed their shares and paid a CDSC with such redemptions may purchase Class A shares with no initial sales charge (in an amount not in excess of their redemption proceeds) if the purchase occurs within 90 days of the redemption of the Class B or Class C shares.

                                     PART C







                                MUTUAL FUND GROUP
                            PART C. OTHER INFORMATION


ITEM 24.  Financial Statements and Exhibits



     (a)    Financial statements


                 In Part A:       Financial Highlights


                 In Part B:       Financial Statements and the Reports
                                  thereon for the Funds filed herein are
                                  incorporated by reference into Part B
                                  as part of the 1997 Annual Reports to
                                  Shareholders for such Funds as filed with the Securities and Exchange Commission by Mutual
                                  Fund Group on Form N-30D on January 7, 1998, accession number 0000950146-98-000027, which are incorporated into Part B by reference.



                 In Part C:       None.

     (b)    Exhibits:


Exhibit
Number
-------
1(a)        Declaration of Trust, as amended. (1)
1(b)        Certificate of Amendment to Declaration of Trust dated December 14,
            1995.(6)
1(c)        Certificate of Amendment to Declaration of Trust dated October 19,
            1995.(6)
1(d)        Certificate of Amendment to Declaration of Trust dated July 25,
            1993.(6)
1(e)        Certificate of Amendment to Declaration of Trust dated
            November 1997.(10)
1(f)        Certificate of Amendment to Declaration of Trust dated June 5,
            1998.(12)
2           By-laws, as amended. (1)
3           None.
4           Specimen share certificate. (1)
5(a)        Form of Proposed Investment Advisory Agreement.(6)
5(b)        Form of Proposed Sub-Advisory Agreement between The Chase Manhattan
            Bank and Chase Asset Management, Inc.(6)
6(a)        Distribution and Sub-Administration Agreement dated August 21,
            1995.(6)
7(a)        Retirement Plan for Eligible Trustees.(6)
7(b)        Deferred Compensation Plan for Eligible Trustees.(6)
8(a)        Custodian Agreement. (1)
8(b)        Sub-Custodian Agreement. (1)
9(a)        Transfer Agency Agreement. (1)
9(b)        Administrative Services Plan. (1)
9(c)        Shareholder Servicing Agreement of Vista Mutual Funds. (1)
9(d)        Form of Shareholder Servicing Agreement of Vista Premier Funds.(1)
9(e)        Form of Shareholder Servicing Agreement. (6)

9(f)        Agreement and Plan of Reorganization and Liquidation.(6)
9(g)        Form of Administration Agreement.(6)

10          Opinion re: Legality of Securities being Registered.(1)

11          Consent of Price Waterhouse LLP.(11)

12          None.
13          Not Applicable


14          None.


15(a)       Rule 12b-1 Distribution Plan of Mutual Funds including
            Selected Dealer Agreement and Shareholder Service Agreement. (1)
15(b)       Rule 12b-1 Distribution Plan of Premier Funds including
            Selected Dealer Agreement and Shareholder Service Agreement. (1)
15(c)       Rule 12b-1 Distribution Plan for each of Bond Fund,
            Short-Term Bond Fund, Equity Fund and U.S. Government
            Money Market Fund including Selected Dealer Agreement and
            Shareholder Service Agreement.(2)
15(d)       Form of Rule 12b-1 Distribution Plan for Class B shares of the
            Prime Money Market Fund.(3)
15(e)       Form of Rule 12b-1 Distribution Plan for Small Cap Equity
            Fund.(4)
15(g)       Rule 12b-1 Distribution Plan - Class B Shares (including forms of
            Selected Dealer Agreement and Shareholder Servicing Agreement).(6)
15(h)       Form of Rule 12b-1 Distribution Plan - Class C Shares (including forms of Shareholder Servicing Agreements).(9)
16          Schedule for Computation for Each Performance Quotation.(5)


17          Financial Data Schedule.(11)

18          Form of Rule 18f-3 Multi-Class Plan.(6)
99(a)       Powers of Attorney for: Fergus Reid, III, H. Richard Vartabedian,
            William J. Armstrong, John R.H. Blum, Stuart W. Cragin, Jr., Roland
            R. Eppley, Jr., Joseph J. Harkins, W.D. MacCallan, W. Perry Neff,
            Richard E. Ten Haken, Irving L. Thode.(8)
99(b)       Powers of Attorney for: Sarah E. Jones and Leonard M. Spalding,
            Jr.(9)

--------------------
(1) Filed as an exhibit to Amendment No. 6 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) as filed with the Securities and Exchange Commission on March 23, 1990.
(2) Filed as an exhibit to Amendment No. 15 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) as filed with the Securities and Exchange Commission on October 30, 1992.
(3) Filed as an Exhibit to Amendment No. 26 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on June 30, 1994.
(4) Filed as an Exhibit to Amendment No. 27 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on October 3, 1994.
(5) Filed as an Exhibit to Amendment No. 31 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on November 13, 1995.
(6) Filed as an Exhibit to Amendment No. 32 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on December 28, 1995.
(7) Filed as an Exhibit to Amendment No. 42 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) on February 28, 1997.
(8) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-1A of Mutual Fund Trust (File No. 33-75250) as filed with the Securities and Exchange Commission on September 6, 1996.
(9) Filed as an Exhibit to Amendment No. 45 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) filed on October 28, 1997.

(10) Filed as an Exhibit to Amendment No. 46 to the Registration Statement on Form N-1A of the Registrant (File No. 33-14196) filed on December 1, 1997.


(11) Filed as an Exhibit to Amendment No. 50 to the Registration Statement on Form N-1A on February 27, 1998.



(12) Filed as an Exhibit to Amendment No. 53 to the Registration Statement on Form N-1A on June 29, 1998.




ITEM 25.  Persons Controlled by or Under Common
          Control with Registrant

          Not applicable

ITEM 26.  Number of Holders of Securities

                                                 Number of Record Holders
Mutual Fund Group                                   as of May 31, 1998
-----------------                          -------------------------------------
                                             A       B       C     Institutional
                                           Shares  Shares  Shares     Shares
                                           ------  ------  ------  -------------
U.S. Treasury Income Fund                  2,104     669     n/a        n/a
U.S. Government Securities Fund               92     n/a     n/a         74
Balanced Fund                              2,528   1,084     n/a        n/a
Short-Term Bond Fund                         313     n/a     n/a         57
Bond Fund                                    372     156     n/a         59
Large Cap Equity Fund                      1,054     403     n/a        204
Equity Income Fund                         3,313   1,477     160        n/a
Small Cap Equity Fund                      8,224   7,077     n/a         10
Growth and Income Fund                    70,841  28,271     167          8
Capital Growth Fund                       34,528  25,534      97         14
International Equity Fund                  1,936   1,097     n/a        n/a
Southeast Asian Fund                         401     228     n/a        n/a
European Fund                                542     535     n/a        n/a
Japan Fund                                   115      56     n/a        n/a
Select Growth and Income Fund                n/a     n/a     n/a         11
Latin American Equity Fund                    39       8     n/a        n/a
Small Cap Opportunities Fund               5,757   5,134     166        n/a



ITEM 27.  Indemnification

          Reference is hereby made to Article V of the Registrant's Declaration of Trust.

          The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

          Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

          Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

             Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of it counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 28(a).  Business and Other Connections of Investment Adviser

             The Chase Manhattan Bank (the "Adviser") is a commercial bank providing a wide range of banking and investment services.

             To the knowledge of the Registrant, none of the Directors or executive officers of the Adviser, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the Adviser also hold or have held various positions with bank and non-bank affiliates of the Adviser, including its parent, The Chase Manhattan Corporation. Each Director listed below is also a Director of The Chase Manhattan Corporation.

                                                                                Principal Occupation or Other
                                       Position with                            Employment of a Substantial
Name                                   the Adviser                              Nature During Past Two Years
----                                   -------------                            -----------------------------

Thomas G. Labreque                     President and Chief Operating Officer    Chairman, Chief Executive Officer
                                       and Director                             and a Director of The Chase
                                                                                Manhattan Corporation and a Director
                                                                                of AMAX, Inc.

M. Anthony Burns                       Director                                 Chairman of the Board, President
                                                                                and Chief Executive Officer of
                                                                                Ryder System, Inc.



H. Laurance Fuller                     Director                                 Chairman, President, Chief
                                                                                Executive Officer and Director of
                                                                                Amoco Corporation and Director of
                                                                                Abbott Laboratories

Henry B. Schacht                       Director                                 Chairman and Chief Executive
                                                                                Officer of Cummins Engine
                                                                                Company, Inc. and a Director of
                                                                                each of American Telephone and
                                                                                Telegraph Company and CBS Inc.

James L. Ferguson                      Director                                 Retired Chairman and Chief
                                                                                Executive Officer of General Foods
                                                                                Corporation

William H. Gray III                    Director                                 President and Chief Executive
                                                                                Officer of the United Negro College
                                                                                Fund, Inc.


Frank A. Bennack, Jr.                  Director                                 President and Chief Executive Officer
                                                                                The Hearst Corporation

Susan V. Berresford                    Director                                 President, The Ford Foundation

Melvin R. Goodes                       Director                                 Chairman of the Board and Chief Executive
                                                                                Officer, The Warner-Lambert Company

George V. Grune                        Director                                 Retired Chairman and Chief Executive
                                                                                Officer, The Reader's Digest Association,
                                                                                Inc.; Chairman, The DeWitt Wallace-
                                                                                Reader's Digest Fund; The Lila-Wallace
                                                                                Reader's Digest Fund

William B. Harrison, Jr.               Vice Chairman of the Board

Harold S. Hook                         Director                                 Chairman and Chief Executive Officer,
                                                                                General Corporation

Helen L. Kaplan                        Director                                 Of Counsel, Skadden, Arps, Slate, Meagher
                                                                                & Flom

Walter V. Shipley                      Chairman of the Board and
                                       Chief Executive Officer

Andrew C. Sigler                       Director                                 Chairman of the Board and Chief
                                                                                Executive Officer, Champion International
                                                                                Corporation

John R. Stafford                       Director                                 Chairman, President and Chief Executive
                                                                                Officer, American Home Products
                                                                                Corporation

Marina v. N. Whitman                   Director                                 Professor of Business Administration and
                                                                                Public Policy, University of Michigan


Item 28(b)

Chase Asset Management ("CAM") is an Investment Advisor providing investment services to institutional clients.

        To the knowledge of the Registrant, none of the Directors or executive officers of the CAM, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of the CAM also hold or have held various positions with bank and non-bank affiliates of the Advisor, including its parent, The Chase Manhattan Corporation.

                                                   Principal Occupation or Other
                      Position with                Employment of a Substantial
Name                  the Sub-Advisor              Nature During Past Two Years
----                  ---------------              ----------------------------
James Zeigon          Chairman and Director        Director of Chase
                                                   Asset Management
                                                   (London) Limited

Steven Prostano       Executive Vice President     Chief Operating Officer
                      and Chief Operating Officer  and Director of Chase
                                                   Asset Management
                                                   (London) Limited

Mark Richardson       President and Chief          Chief Investment Officer
                      Investment Officer           and Director of Chase
                                                   Asset Management
                                                   (London) Limited


Item 28(c)

        Chase Asset Management (London) Limited ("CAM London") is an Investment Advisor providing investment services to institutional clients.

        To the knowledge of the Registrant, none of the Directors or executive officers of CAM London, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain Directors and executive officers of CAM London also hold or have held various positions with bank and non-bank affiliates of the Advisor, including its parent, The Chase Manhattan Corporation.

                                           Principal Occupation or Other
                     Position with         Employment of a Substantial
Name                 the Sub-Advisor       Nature During Past Two Years
----                 ---------------       ----------------------------
Michael Browne       Director              Fund Manager, The Chase Manhattan
                                           Bank, N.A.; Fund Manager, BZW
                                           Investment Management

David Gordon Ross    Director              Head of Global Fixed Income
                                           Management, Chase Asset Management,
                                           Inc.; Vice President, The Chase
                                           Manhattan Bank, N.A.

Brian Harte          Director              Investment Manager, The Chase
                                           Manhattan Bank, N.A.

Cornelia L. Kiley    Director

James Zeigon         Director              Chairman and Director of Chase
                                           Asset Management, Inc.

Mark Richardson      Chief Investment      Director, President and Chief
                     Officer and Director  Operating Officer of Chase Asset
                                           Management, Inc.

Steve Prostano       Chief Operating       Director, Executive Vice President
                     Officer and           and Chief Operating Officer of Chase
                     Director              Asset Management, Inc.

ITEM 29.  Principal Underwriters


          (a) Vista Fund Distributors, Inc., a wholly-owned subsidiary of The BISYS Group, Inc. is the underwriter for Mutual Fund Group, Mutual Fund Trust and Mutual Fund Select Trust.

          (b) The following are the Directors and officers of Vista Fund Distributors, Inc. The principal business address of each of these persons, is listed below.

                                    Position and Offices                                Position and Offices
Name and Address                    with Distributor                                    with the Registrant
----------------                    --------------------                                --------------------

Lynn J. Mangum                      Chairman                                             None
150 Clove Street
Little Falls, NJ 07424

Robert J. McMullan                  Director and Exec. Vice President                    None
150 Clove Street
Little Falls, NJ 07424

Lee W. Schultheis                   President                                            None
101 Park Avenue, 16th Floor
New York, NY 10178

George O. Martinez                  Senior Vice President                                None
3435 Stelzer Road
Columbus, OH 43219

Irimga McKay                        Vice President                                       None
1230 Columbia Street
5th Floor, Suite 500
San Diego, CA 92101

Michael Burns                       Vice President/Compliance                            None
3435 Stelzer Road
Columbus, OH 43219

William Blundin                     Vice President                                       None
125 West 55th Avenue
11th Floor
New York, NY 10019

Dennis Sheehan                      Vice President                                       None
150 Clove Street
Little Falls, NJ 07424

Annamaria Porcaro                   Assistant Secretary                                  None
150 Clove Street
Little Falls, NJ 97424

Robert Tuch                         Assistant Secretary                                  None
3435 Stelzer Road
Columbus, OH 43219

Stephen Mintos                      Executive Vice President/COO                         None
3435 Stelzer Road
Columbus, OH 43219

Dale Smith                          Vice President/CFO                                   None
3435 Stelzer Road
Columbus, OH 43219

William J. Tomko                    Vice President                                       None
3435 Stelzer Road
Columbus, OH 43219


          (c) Not applicable

ITEM 30.  Location of Accounts and Records

          The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

                  Name                      Address
                  ----                      -------
Vista Fund Distributors, Inc.               One Chase Manhattan Plaza, 3rd Floor
                                            New York, NY 10081

DST Systems, Inc.                           210 W. 10th Street,
                                            Kansas City, MO 64105

The Chase Manhattan Bank                    270 Park Avenue,
                                            New York, NY 10017

Chase Asset Mangement, Inc.                 1211 Avenue of the
                                            Americas,
                                            New York, NY 10036

Chase Asset Management, Ltd. (London)       Colvile House
                                            32 Curzon Street
                                            London, England W1Y8AL

The Chase Manhattan Bank                    One Chase Square,
                                            Rochester, NY 14363

ITEM 31.  Management Services

          Not applicable

ITEM 32.  Undertakings

                  (1) Registrant undertakes that its trustees shall promptly call a meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any such trustee or trustees when requested in writing so to do by the record holders of not less than 10 per centum of the outstanding shares of the Trust. In addition, the Registrant shall, in certain circumstances, give such shareholders assistance in communicating with other shareholders of a fund as required by Section 16(c) of the Investment Company Act of 1940.

                  (2) The Registrant, on behalf of the Funds, undertakes, provided the information required by Item 5A is contained in the latest annual report to shareholders, to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders.


                  (4) Registrant undertakes to file a post-effective amendment, using reasonably current financial statements which need not be certified, within four to six months from the effective date of the post-effective amendment to the registration statement relating to Focus Fund and Strategic Income Fund except as is otherwise permitted by the Staff of the Securities and Exchange Commission.

                                   SIGNATURES




Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has certified that it meets all requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and the State of New York on the 2nd day of November, 1998.





                                                  MUTUAL FUND GROUP

                          By /s/ H. Richard Vartabedian
                             --------------------------
                             H. Richard Vartabedian
                             President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



             *                     Chairman and Trustee            November 2, 1998
-------------------------------
    Fergus Reid, III

/s/ H. Richard Vartabedian         President                       November 2, 1998
-------------------------------    and Trustee
    H. Richard Vartabedian

             *                     Trustee                         November 2, 1998
-------------------------------
    William J. Armstrong

             *                     Trustee                         November 2, 1998
-------------------------------
    John R.H. Blum

             *                     Trustee                         November 2, 1998
-------------------------------
    Stuart W. Cragin, Jr.

             *
-------------------------------    Trustee                         November 2, 1998
    Roland R. Eppley, Jr.

             *                     Trustee                         November 2, 1998
-------------------------------
    Joseph J. Harkins

             *                     Trustee                         November 2, 1998
-------------------------------
    Sarah E. Jones

             *
-------------------------------    Trustee                         November 2, 1998
    W.D. MacCallan

             *
-------------------------------    Trustee                         November 2, 1998
    W. Perry Neff

             *                     Trustee                         November 2, 1998
-------------------------------
    Leonard M. Spalding, Jr.

             *                     Trustee                         November 2, 1998
-------------------------------
    Irv Thode

             *                     Trustee                         November 2, 1998
-------------------------------
    Richard E. Ten Haken

/s/ Martin R. Dean                 Treasurer and                   November 2, 1998
-------------------------------    Principal Financial
    Martin R. Dean                 Officer

/s/ H. Richard Vartabedian         Attorney in                     November 2, 1998
-------------------------------    Fact
    H. Richard Vartabedian